UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5501
Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray One International Place Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code:  (617) 662-1742

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2009

Item 1.  Shareholder Report.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

ANNUAL REPORT

December 31, 2009

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

Dear Shareholder,	January 15, 2010

We are pleased to provide you with the Annual Report for the State Street Institutional Trust Money Market Funds (the “Funds”). This report provides the Funds’ investment performance and financial statements for the fiscal year ended December 31, 2009. As you review your overall investment strategy, we hope you find this information helpful.

Leading up to January 2009, cash investors faced extreme levels of market illiquidity, dramatically widened credit spreads, significant LIBOR-to-benchmark rate spreads, and substantial demand by issuers to sell short-term paper, all while the world’s central banks reduced short-term official rates to all-time lows in order to stabilize the global financial markets. For the twelve months ended December 31, 2009, market liquidity was high due to the Fed’s and other central banks’ initiatives to flood the short-end of the curve with money. The effect was too much money chasing diminished demand from short debt issuers, which drove yields and credit spreads for high quality issuers to historically low levels. In fact, although U.S.-registered money market fund balances have declined somewhat in 2009, the pool of investible assets has declined more substantially as other non-traditional money market investors moved into the very short sectors increasing demand for short paper generally and further compressing short term interest rates.

Additionally, as investors continued the flight to quality, pressure was put on the supply of and yields for U.S. Treasury securities. In order to protect shareholder interests and to prudently manage the State Street Institutional Treasury Money Market and Treasury Plus Money Market Funds, limitations on client purchases remain in effect. There are no limitations on client redemptions.

Throughout these events, the Funds have remained focused on providing stability, liquidity and competitive yields through all market environments and mitigating exposure risks by investing in high quality issuers and counterparties. As one of the largest cash managers in the world*, State Street Global Advisors (SSgA), which includes SSgA Funds Management, its registered adviser, has a long-standing commitment to professional cash management and rigorous, independent credit analysis. With a worldwide team of 30 cash investment managers and a dedicated 11 member short-term credit research team, SSgA has committed the resources and will continue to adhere to a disciplined investment process.

We would like to thank you for your ongoing support of the State Street Institutional Investment Trust Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James E. Ross

President

* Pensions & Investments, May 18, 2009

State Street Institutional Investment Trust

EXPENSE EXAMPLE

As a shareholder of the below listed funds (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective “Portfolio”). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund’s actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2009

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
Institutional Class Shares	July 1, 2009	December 31, 2009	Period*
Based on Actual Portfolio Return
Liquid Reserves Fund	$1,000.00	$1,001.30	$0.66
Tax Free Money Market Fund	$1,000.00	$1,000.50	$0.91
U.S. Government Money Market Fund	$1,000.00	$1,000.70	$0.61
Treasury Money Market Fund	$1,000.00	$1,000.20	$0.55
Treasury Plus Money Market Fund	$1,000.00	$1,000.30	$0.55
Based on Hypothetical (5% return before expenses)
Liquid Reserves Fund	$1,000.00	$1,024.55	$0.66
Tax Free Money Market Fund	$1,000.00	$1,024.30	$0.92
U.S. Government Money Market Fund	$1,000.00	$1,024.60	$0.61
Treasury Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Plus Money Market Fund	$1,000.00	$1,024.65	$0.56

*
The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Institutional Class Shares’ annualized average weighted expense ratio as of December 31, 2009, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund	0.13%
Tax Free Money Market Fund	0.18%
U.S. Government Money Market Fund	0.12%
Treasury Money Market Fund	0.11%
Treasury Plus Money Market Fund	0.11%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

Six Months Ended December 31, 2009

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
Investment Class Shares	July 1, 2009	December 31, 2009	Period*
Based on Actual Portfolio Return
Liquid Reserves Fund	$1,000.00	$1,000.00	$1.97
Tax Free Money Market Fund	$1,000.00	$1,000.10	$1.36
U.S. Government Money Market Fund	$1,000.00	$1,000.10	$1.21
Treasury Money Market Fund	$1,000.00	$1,000.10	$0.71
Treasury Plus Money Market Fund	$1,000.00	$1,000.20	$0.71
Based on Hypothetical (5% return before expenses)
Liquid Reserves Fund	$1,000.00	$1,023.24	$1.99
Tax Free Money Market Fund	$1,000.00	$1,023.84	$1.38
U.S. Government Money Market Fund	$1,000.00	$1,024.00	$1.22
Treasury Money Market Fund	$1,000.00	$1,024.50	$0.71
Treasury Plus Money Market Fund	$1,000.00	$1,024.50	$0.71

*
The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized average weighted expense ratio as of December 31, 2009, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund	0.39%
Tax Free Money Market Fund	0.27%
U.S. Government Money Market Fund	0.24%
Treasury Money Market Fund	0.14%
Treasury Plus Money Market Fund	0.14%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

State Street Institutional Investment Trust

Statements of Assets and Liabilities
December 31, 2009

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Assets
Investment in corresponding Portfolio, at market value and cost (Note 1)	$15,396,057,794	$376,180,496	$3,431,151,477	$2,277,929,836	$800,636,154
Receivable from Adviser and Distributor (Note 3)	292,346	68,654	225,215	328,997	86,367
Prepaid expenses	6,413	3,281	3,299	2,869	4,023
Total assets	15,396,356,553	376,252,431	3,431,379,991	2,278,261,702	800,726,544
Liabilities
Administration and custody fees (Note 3)	3,483	3,483	3,484	3,483	3,483
Distribution fees (Note 3)	76,911	24,256	53,383	60,346	12,689
Dividends payable	200,735	6,552	21,412	18	—
Registration and filing fees	451,028	1,440	64,466	34,896	—
Shareholder servicing fee (Note 3)	192,281	60,639	133,458	150,864	31,203
Professional fees	21,422	21,422	21,422	21,422	21,422
Transfer agent fees	7,521	7,006	7,800	6,681	6,811
Accrued expenses and other liabilities	5,801	5,802	9,408	5,802	8,312
Total liabilities	959,182	130,600	314,833	283,512	83,920
Net Assets	$15,395,397,371	$376,121,831	$3,431,065,158	$2,277,978,190	$800,642,624
Net Assets Consist of:
Paid in capital	$15,395,252,584	$376,110,665	$3,431,230,503	$2,277,963,745	$800,642,624
Undistributed net investment income	118,461	16,454	—	—	—
Accumulated net realized gain (loss)	26,326	(5,288)	(165,345)	14,445	—
Net Assets	$15,395,397,371	$376,121,831	$3,431,065,158	$2,277,978,190	$800,642,624
Total Net Assets
Institutional Class	$14,508,408,967	$99,975,692	$2,879,207,797	$1,581,525,267	$654,543,424
Investment Class	$886,988,404	$276,146,139	$551,857,361	$696,452,923	$146,099,200
Shares of Beneficial Outstanding
Institutional Class	14,508,281,232	99,973,206	2,879,572,289	1,581,609,823	654,667,382
Investment Class	886,968,971	276,141,752	551,928,448	696,454,685	146,123,390
Offering, Net Asset Value and Redemption Price Per Share
Institutional Class	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Operations
Year Ended December 31, 2009

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Income and Expenses allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$60,488,111	$2,557,848	$10,951,127	$3,638,032	$1,202,304
Expenses allocated from Portfolio (Note 2)	(12,182,272)	(531,467)	(3,768,911)	(3,124,945)	(959,498)
	48,305,839	2,026,381	7,182,216	513,087	242,806
Expenses
Administration and custody fees (Note 3)	37,600	37,600	37,600	37,600	37,600
Transfer agent fees	19,462	16,659	28,975	20,907	20,998
Professional fees	24,614	24,114	24,109	24,108	24,109
Registration and filing fees	538,494	29,403	97,621	61,519	19,493
Shareholder servicing fee - Investment Class (Note 3)	2,301,214	810,002	2,291,714	2,232,375	441,811
Distribution fees - Investment Class (Note 3)	920,486	324,001	916,686	892,950	176,725
Temporary Guarantee Program fees (Note 5)	2,211,845	121,013	—	—	—
Other expenses	66,751	28,883	57,851	40,475	19,625
Total expenses	6,120,466	1,391,675	3,454,556	3,309,934	740,361
Less: Adviser fees waived (Note 3)	(595,548)	(73,236)	(327,607)	(644,370)	(205,881)
Shareholder servicing fees waived-Investment Class (Note 3)	(26,948)	(174,612)	(311,045)	(1,753,940)	(329,331)
Distribution fees waived - Investment Class (Note 3)	(311,208)	(174,422)	(538,037)	(892,942)	(176,640)
Total net expenses	5,186,762	969,405	2,277,867	18,682	28,509
Net Investment Income	$43,119,077	$1,056,976	$4,904,349	$494,405	$214,297
Net realized gain allocated from Portfolio on investments	$37,239	$500	$8,555	$33,178	$4,611
Net Increase in Net Assets Resulting from Operations	$43,156,316	$1,057,476	$4,912,904	$527,583	$218,908

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund		U.S. Government Money Market Fund
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$43,119,077	$220,808,686	$1,056,976	$9,402,896	$4,904,349	$32,232,461
Net realized gain (loss) on investments	37,239	125,410	500	(5,788)	8,555	—
Net increase in net assets from operations	43,156,316	220,934,096	1,057,476	9,397,108	4,912,904	32,232,461
Distributions to Shareholders from:
Net investment income
Institutional Class	(41,661,478)	(202,451,995)	(320,033)	(2,906,749)	(4,818,376)	(10,725,117)
Investment Class	(1,468,788)	(18,356,691)	(736,943)	(6,496,147)	(530,107)	(21,507,344)
Total dividends declared	(43,130,266)	(220,808,686)	(1,056,976)	(9,402,896)	(5,348,483)	(32,232,461)
Net Increase (Decrease) from Capital Share Transactions
Institutional Class
Shares sold	31,476,546,181	26,439,839,865	950,264,895	732,782,120	10,081,190,580	2,849,055,280
Reinvestment of distributions	38,441,721	197,305,566	279,345	2,439,941	4,098,460	8,867,456
Shares redeemed	(24,781,096,274)	(25,065,922,411)	(915,740,010)	(816,618,455)	(8,865,292,334)	(1,261,536,757)
Net increase (decrease) from capital share transactions	6,733,891,628	1,571,223,020	34,804,230	(81,396,394)	1,219,996,706	1,596,385,979
Investment Class
Shares sold	4,072,388,460	1,558,203,803	464,760,616	1,365,964,037	3,751,517,622	6,182,568,768
Reinvestment of distribution	696	—	—	—	6,383	59,369
Shares redeemed	(3,954,687,450)	(1,447,752,837)	(511,595,805)	(1,343,188,694)	(4,498,088,762)	(5,893,070,790)
Net increase (decrease) from capital share transactions	117,701,706	110,450,966	(46,835,189)	22,775,343	(746,564,757)	289,557,347
Net Increase (Decrease) in Net Assets	6,851,619,384	1,681,799,396	(12,030,459)	(58,626,839)	472,996,370	1,885,943,326
Net Assets
Beginning of year	8,543,777,987	6,861,978,591	388,152,290	446,779,129	2,958,068,788	1,072,125,462
End of year	$15,395,397,371	$8,543,777,987	$376,121,831	$388,152,290	$3,431,065,158	$2,958,068,788
Undistributed net investment income	$118,461	$2,656	$16,454	$16,454	$—	$270,221
Changes in Shares
Institutional Class
Shares sold	31,476,546,181	26,439,839,865	950,264,895	732,782,120	10,081,190,580	2,849,055,281
Reinvestment of distributions	38,441,721	197,305,566	279,345	2,439,941	4,098,460	8,867,456
Shares redeemed	(24,781,096,274)	(25,065,922,411)	(915,740,010)	(816,618,455)	(8,865,292,334)	(1,261,536,757)
Net increase in shares	6,733,891,628	1,571,223,020	34,804,230	81,396,394	1,219,996,706	1,596,385,980
Investment Class
Shares sold	4,072,388,460	1,558,203,803	464,760,616	1,365,964,037	3,751,517,622	6,182,568,768
Reinvestment of distributions	696	—	—	—	6,383	59,369
Shares redeemed	(3,954,687,450)	(1,447,752,837)	(511,595,805)	(1,343,188,694)	(4,498,088,762)	(5,893,070,790)
Net increase (decrease) in shares	117,701,706	110,450,966	(46,835,189)	22,775,343	(746,564,757)	289,557,347

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Money Market Fund		Treasury Plus Money Market Fund
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$494,405	$9,867,025	$214,297	$8,095,519
Net realized gain on investments	33,178	251,491	4,611	12,040
Net increase in net assets from operations	527,583	10,118,516	218,908	8,107,559
Distributions to Shareholders from:
Net investment income
Institutional Class	(560,368)	(4,628,479)	(332,933)	(4,620,741)
Investment Class	(34,800)	(5,238,546)	(29,512)	(3,474,778)
Net realized gain on investments
Institutional Class	(31,722)	(112,043)	(13,738)	—
Investment Class	(13,134)	(122,060)	(2,913)	—
Total dividends declared	(640,024)	(10,101,128)	(379,096)	(8,095,519)
Net Increase (Decrease) from Capital Share Transactions
Institutional Class
Shares sold	4,574,920,668	3,806,097,182	2,439,058,438	3,348,089,218
Reinvestment of distributions	577,210	4,564,670	268,350	963,791
Shares redeemed	(4,030,154,624)	(2,811,393,652)	(2,522,288,095)	(2,819,325,076)
Net increase (decrease) from capital share transactions	545,343,254	999,268,200	(82,961,307)	529,727,933
Investment Class
Shares sold	1,670,078,060	4,916,327,114	1,186,918,735	1,270,385,787
Reinvestment of distribution	—	68	8,757	—
Shares redeemed	(2,058,092,820)	(4,323,831,074)	(1,256,385,677)	(1,308,549,515)
Net increase (decrease) from capital share transactions	(388,014,760)	592,496,108	(69,458,185)	(38,163,728)
Net Increase (Decrease) in Net Assets	157,216,053	1,591,781,696	(152,579,680)	491,576,245
Net Assets
Beginning of year	2,120,762,137	528,980,441	953,222,304	461,646,059
End of year	$2,277,978,190	$2,120,762,137	$800,642,624	$953,222,304
Undistributed net investment income	$—	$100,763	$—	$66,652
Changes in Shares
Institutional Class
Shares sold	4,574,920,668	3,806,097,182	2,439,058,438	3,348,089,218
Reinvestment of distributions	577,210	4,564,670	268,350	963,791
Shares redeemed	(4,030,154,624)	(2,811,393,652)	(2,522,288,095)	(2,819,325,076)
Net increase (decrease) in shares	545,343,254	999,268,200	(82,961,307)	529,727,933
Investment Class
Shares sold	1,670,078,060	4,916,327,114	1,186,918,735	1,270,385,786
Reinvestment of distributions	—	68	8,757	—
Shares redeemed	(2,058,092,820)	(4,323,831,074)	(1,256,385,677)	(1,308,549,515)
Net increase (decrease) in shares	(388,014,760)	592,496,108	(69,458,185)	(38,163,729)

See Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income	Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income
Liquid Reserves Fund
Institutional Class
2009	$1.0000	0.0049	0.0000	(d)	0.0049	(0.0049)
2008	$1.0000	0.0278	0.0000	(d)	0.0278	(0.0278)
2007	$1.0000	0.0516	0.0000	(d)	0.0516	(0.0516)
2006	$1.0000	0.0496	—		0.0496	(0.0496)
2005	$1.0000	0.0315	0.0000	(d)	0.0315	(0.0315)
Investment Class
2009	$1.0000	0.0019	0.0000	(d)	0.0019	(0.0019)
2008	$1.0000	0.0243	0.0000	(d)	0.0243	(0.0243)
2007(f)	$1.0000	0.0097	—		0.0097	(0.0097)
Tax Free Money Market Fund
Institutional Class
2009	$1.0000	0.0043	0.0000	(d)	0.0043	(0.0043)
2008	$1.0000	0.0229	0.0000	(d)	0.0229	(0.0229)
2007(f)	$1.0000	0.0309	0.0000	(d)	0.0309	(0.0309)
Investment Class
2009	$1.0000	0.0022	0.0000	(d)	0.0022	(0.0022)
2008	$1.0000	0.0194	0.0000	(d)	0.0194	(0.0194)
2007(f)	$1.0000	0.0065	0.0000	(d)	0.0065	(0.0065)
U.S. Government Money Market Fund
Institutional Class
2009	$1.0000	0.0025	0.0001		0.0026	(0.0026)
2008	$1.0000	0.0215	—		0.0215	(0.0215)
2007(f)	$1.0000	0.0081	—		0.0081	(0.0081)
Investment Class
2009	$1.0000	0.0006	(0.0001)		0.0005	(0.0005)
2008	$1.0000	0.0180	—		0.0180	(0.0180)
2007(f)	$1.0000	0.0084	—		0.0084	(0.0084)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)
Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Institutional shares commenced operations on February 7, 2007, and October 25, 2007, respectively.

The Fund’s Investment shares commenced operations on October 15, 2007, October 12, 2007, and October 17, 2007, respectively.

*	Annualized.

See Notes to Financial Statements.

	Net Asset	Ratios to Average Net Assets/Supplemental Data (a)						Net Assets
	Value				Net			End of
	End	Total	Gross	Net	Investment	Expense		Period
Period Ended December 31,	of Period	Return(b)	Expenses	Expenses	Income	Waiver(c)		(000s omitted)
Liquid Reserves Fund
Institutional Class
2009	$1.0000	0.49%	0.14%	0.14%	0.43%	0.00	%(e)	$14,508,409
2008	$1.0000	2.82%	0.11%	0.11%	2.78%	—		$7,774,494
2007	$1.0000	5.28%	0.13%	0.11%	5.14%	0.02%		$6,203,162
2006	$1.0000	5.07%	0.17%	0.12%	5.07%	0.03%		$6,194,720
2005	$1.0000	3.19%	0.17%	0.14%	3.30%	0.01%		$1,639,747
Investment Class
2009	$1.0000	0.19%	0.49%	0.44%	0.16%	0.05%		$886,988
2008	$1.0000	2.46%	0.46%	0.46%	2.41%	—		$769,284
2007(f)	$1.0000	0.97%	0.45%*	0.45%*	4.52%*	—		$658,816
Tax Free Money Market Fund
Institutional Class
2009	$1.0000	0.43%	0.19%	0.19%	0.33%	—		$99,976
2008	$1.0000	2.31%	0.14%	0.14%	2.29%	—		$65,171
2007(f)	$1.0000	3.14%	0.25%*	0.16%*	3.39%*	0.03%		$146,569
Investment Class
2009	$1.0000	0.22%	0.54%	0.41%	0.23%	0.13%		$276,146
2008	$1.0000	1.96%	0.49%	0.49%	1.91%	—		$322,981
2007(f)	$1.0000	0.65%	0.49%*	0.49%*	2.90%*	—		$300,210
U.S. Government Money Market Fund
Institutional Class
2009	$1.0000	0.26%	0.13%	0.12%	0.21%	0.01%		$2,879,208
2008	$1.0000	2.17%	0.14%	0.14%	1.70%	—		$1,659,576
2007(f)	$1.0000	0.82%	0.18%*	0.18%*	4.43%*	—		$63,190
Investment Class
2009	$1.0000	0.05%	0.48%	0.37%	0.05%	0.11%		$551,857
2008	$1.0000	1.81%	0.49%	0.49%	1.75%	—		$1,298,493
2007(f)	$1.0000	0.84%	0.53%*	0.53%*	4.01%*	—		$1,008,936

See Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income	Gain on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains
Treasury Money Market Fund
Institutional Class
2009	$1.0000	0.0003	0.0001		0.0004	(0.0004)	(0.0000	)(d)
2008	$1.0000	0.0123	0.0000	(d)	0.0123	(0.0123)	(0.0000	)(d)
2007(f)	$1.0000	0.0058	0.0000	(d)	0.0058	(0.0058)	—
Investment Class
2009	$1.0000	0.0001	0.0000	(d)	0.0001	(0.0001)	(0.0000	)(d)
2008	$1.0000	0.0092	0.0000	(d)	0.0092	(0.0092)	(0.0000	)(d)
2007(f)	$1.0000	0.0053	0.0000	(d)	0.0053	(0.0053)	—
Treasury Plus Money Market Fund
Institutional Class
2009	$1.0000	0.0004	0.0002		0.0006	(0.0006)	(0.0000	)(d)
2008	$1.0000	0.0154	0.0000	(d)	0.0154	(0.0154)	—
2007(f)	$1.0000	0.0074	—		0.0074	(0.0074)	—
Investment Class
2009	$1.0000	0.0001	0.0001		0.0002	(0.0002)	(0.0000	)(d)
2008	$1.0000	0.0126	0.0000	(d)	0.0126	(0.0126)	—
2007(f)	$1.0000	0.0068	—		0.0068	(0.0068)	—
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)
Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Institutional shares commenced operations on October 25, 2007, and October 24, 2007, respectively.

The Fund’s Investment shares commenced operations on October 25, 2007, and October 24, 2007, respectively.

*	Annualized.

See Notes to Financial Statements.

		Ratios to Average Net Assets/Supplemental Data(a)
	Net Asset							Net Assets
	Value				Net			End of
	End	Total	Gross	Net	Investment		Expense	Period
Period Ended December 31,	of Period	Return(b)	Expenses	Expenses	Income		Waiver(c)	(000s omitted)
Treasury Money Market Fund
Institutional Class
2009	$1.0000	0.04%	0.13%	0.11%	0.03%		0.02%	$1,581,525
2008	$1.0000	1.24%	0.14%	0.13%	0.80%		0.01%	$1,036,263
2007(f)	$1.0000	0.59%	0.28%*	0.28%*	3.16	%*	—	$36,999
Investment Class
2009	$1.0000	0.01%	0.48%	0.14%	0.00	%(e)	0.34%	$696,453
2008	$1.0000	0.93%	0.49%	0.42%	0.76%		0.08%	$1,084,500
2007(f)	$1.0000	0.53%	0.63%*	0.63%*	2.77	%*	—	$491,981
Treasury Plus Money Market Fund
Institutional Class
2009	$1.0000	0.06%	0.15%	0.13%	0.04%		0.02%	$654,543
2008	$1.0000	1.55%	0.16%	0.13%	0.92%		0.03%	$737,637
2007(f)	$1.0000	0.74%	0.25%*	0.25%*	3.87	%*	—	$207,901
Investment Class
2009	$1.0000	0.02%	0.50%	0.17%	0.00	%(e)	0.33%	$146,099
2008	$1.0000	1.27%	0.51%	0.40%	1.06%		0.11%	$215,585
2007(f)	$1.0000	0.68%	0.60%*	0.60%*	3.55	%*	—	$253,745

See Notes to Financial Statements.

State Street Institutional Investment Trust
Notes to Financial Statements
December 31, 2009

1.  Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund (the “Funds”). The Funds offer three classes of shares: Institutional Class, Investment Class and Service Class. The Funds are authorized to issue an unlimited number of shares, with no par value. Service Class Shares are not yet offered for sale.

The Funds’ Institutional Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	August 12, 2004
State Street Institutional Tax Free Money Market Fund	February 7, 2007
State Street Institutional U.S. Government Money Market Fund	October 25, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Funds’ Investment Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	October 15, 2007
State Street Institutional Tax Free Money Market Fund	October 12, 2007
State Street Institutional U.S. Government Money Market Fund	October 17, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

As of December 31, 2009, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund were the only series of the Trust that had commenced operations.

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

Each Fund invests all of its investable assets in interests of its respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund’s investment in its respective Portfolio reflects the Fund’s proportionate interest in the net assets of that Portfolio (99.41% for State Street Institutional Liquid Reserves Fund, and 99.99% for State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, at December 31, 2009). The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their portfolios of investments, are attached to this report and should be read in conjunction with the Funds’ financial statements.

Fund	Respective Portfolio
State Street Institutional Liquid Reserves Fund	State Street Money Market Portfolio
State Street Institutional Tax Free Money Market Fund	State Street Tax Free Money Market Portfolio
State Street Institutional U.S. Government Money Market Fund	State Street U.S. Government Money Market Portfolio
State Street Institutional Treasury Money Market Fund	State Street Treasury Money Market Portfolio
State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Plus Money Market Portfolio

Generally speaking, an investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; however, the State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund participated in the U.S. Department of Treasury’s Temporary Guarantee Program discussed in detail in Note 5. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

The Portfolios adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of December 31, 2009, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of a Fund’s pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for non-deductible 12b-1 fees, distribution reclasses, and subscriptions in kind.

For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

			Undistributed
		Accumulated	Net Investment
Fund	Paid-In Capital	Gain (Loss)	Income (Loss)
State Street Institutional Liquid Reserves Fund	$2,381	$(129,375)	$126,994
State Street Institutional Tax Free Money Market Fund	—	—	—
State Street Institutional U.S. Government Money Market Fund	$(13)	$(173,900)	$173,913
State Street Institutional Treasury Money Market Fund	—	—	—
State Street Institutional Treasury Plus Money Market Fund	$(81,496)	—	$81,496

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders from ordinary and tax exempt income during the years ended December 31, 2009 and December 31, 2008 was as follows:

	December 31, 2009		December 31, 2008
	Ordinary	Tax Exempt	Ordinary	Tax Exempt
	Income	Income	Income	Income
State Street Institutional Liquid Reserves Fund	$43,130,266	—	$220,808,686	—
State Street Institutional Tax Free Money Market Fund	—	$1,056,976	—	$9,402,896
State Street Institutional U.S. Government Money Market Fund	$5,348,483	—	$32,232,461	—
State Street Institutional Treasury Money Market Fund	$640,024	—	$10,101,128	—
State Street Institutional Treasury Plus Money Market Fund	$379,096	—	$8,095,519	—

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Tax Exempt	Capital Loss
	Ordinary Income	Income	Carryover	Total
State Street Institutional Liquid Reserves Fund	$144,787	—	—	$144,787
State Street Institutional Tax Free Money Market Fund	—	$16,454	$(188)	$16,266
State Street Institutional U.S. Government Money Market Fund	$5,297	—	$(170,642)	$(165,345)
State Street Institutional Treasury Money Market Fund	$14,445	—	—	$14,445
State Street Institutional Treasury Plus Money Market Fund	—	—	—	—

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2009, the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, and the State Street Institutional U.S. Government Money Market Fund used a capital loss carryover in the amounts of $10,913, $5,600, and $3,258, respectively. The State Street

Institutional U.S. Government Money Market Fund and the State Street Institutional Tax Free Money Market Fund had capital loss carryovers in the amounts of $170,642 and $188, respectively, all of which may be utilized to offset future net realized capital gains until expiration date of December 31, 2015 and 2016, respectively.

The Funds have reviewed the tax positions for open years as of December 31, 2009, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2009, tax years 2006 (or since inception, for Funds formed subsequent to 2006) through 2009 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation:  Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

Use of estimates:  The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.  Related Party and Other Fees

The Portfolios retain SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. For such investment advisory services, the Portfolios pay SSgA FM a fee at the annual rate of 0.10% of their average daily net assets. The Funds have also retained SSgA FM to serve as their investment adviser, but pay no advisory fee to SSgA FM as long as the Funds invest substantially all of their assets in the Portfolios or another investment company.

SSgA FM contractually agreed to cap the total operating expenses of the State Street Institutional Liquid Reserves Fund (“ILR”) (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis at 0.05% of the Fund’s average daily net assets through April 30, 2009. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of ILR (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) at 0.02% of the Fund’s average daily net assets. This voluntary cap terminated on April 30, 2009. Effective August 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of ILR (excluding taxes, interest and extraordinary expenses) through April 30, 2011 at a rate at 0.12% of net assets attributable to the Fund’s Institutional Class shares and 0.47% of net assets attributable to the Fund’s Investment Class shares. For the year ended December 31, 2009, SSgA FM reimbursed ILR $468,903 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2009, SSgA FM voluntarily waived fees of $126,645 on ILR.

SSgA FM contractually agreed to cap the total operating expenses of the State Street Institutional Tax Free Money Market Fund (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis at 0.10% of the Fund’s average daily net assets through April 30, 2009. For the year ended December 31, 2009, SSgA FM did not reimburse the Fund under this agreement. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2009, SSgA FM voluntarily waived fees of $73,236 on the State Street Institutional Tax Free Money Market Fund.

Effective August 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of the State Street Institutional U.S. Government Money Market Fund (excluding taxes, interest and extraordinary expenses) through April 30, 2011 at a rate at 0.12% of net assets attributable to the Fund’s Institutional Class shares and 0.47% of net assets attributable to the Fund’s Investment Class shares. For the year ended December 31, 2009, SSgA FM reimbursed the Fund $167,620 under this agreement. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2009, SSgA FM voluntarily waived fees of $159,987 on the State Street Institutional U.S. Government Money Market Fund.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Treasury Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2009, SSgA FM voluntarily waived fees of $644,370 on the State Street Institutional Treasury Money Market Fund.

Effective August 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of the State Street Institutional Treasury Plus Money Market Fund (excluding taxes, interest and extraordinary expenses) through April 30, 2011 at a rate at 0.12% of net assets attributable to the Fund’s Institutional Class shares and 0.47% of net assets attributable to the Fund’s Investment Class shares. For the year ended December 31, 2009, SSgA FM reimbursed the Fund $88,943 under this agreement. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2009, SSgA FM voluntarily waived fees of $116,938 on the State Street Institutional Treasury Plus Money Market Fund.

State Street serves as the Funds’ administrator and custodian. The Funds each pay State Street annual fees of $25,000 for administration services and $12,600 for custody and accounting services.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders. The Funds’ Investment Class Shares, first offered in October 2007, made payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. Effective August 1, 2009, State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, became the Funds’ Distributor. During the period from August 1, 2009 through December 31, 2009, the Funds paid SSGM the following fees under the Rule 12b-1 Plan and SSGM subsequently passed the payments on to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$144,404

During the period August 1, 2009 through December 31, 2009, SSGM voluntarily agreed to waive Rule 12b-1fees in the amounts of $292,099, $123,339, $299,269, $327,860 and $84,214 on the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, respectively.

Prior to August 1, 2009, ALPS Distributors, Inc. (“ADI”) served as the Funds’ distributor. During the period January 1, 2009 through July 31, 2009, the Funds paid ADI the following fees under the Rule 12b-1 Plan and ADI subsequently passed the payments on to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$464,874
State Street Institutional Tax Free Money Market Fund	149,579
State Street Institutional U.S. Government Money Market Fund	378,649
State Street Institutional Treasury Money Market Fund	8
State Street Institutional Treasury Plus Money Market Fund	85

For the period from January 1, 2009 through July 31, 2009, ADI voluntarily agreed to waive Rule 12b-1 fees in the amounts of $19,109, $51,083, $238,768, $565,082 and $92,426 on the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, respectively.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. For the year ended December 31, 2009, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$551,516
State Street Institutional Tax Free Money Market Fund	149,576
State Street Institutional U.S. Government Money Market Fund	378,649
State Street Institutional Treasury Money Market Fund	8
State Street Institutional Treasury Plus Money Market Fund	2

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’ Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the period August 1, 2009 through December 31, 2009, the Funds paid SSGM the following fees under the shareholder servicing agreement and SSGM subsequently passed the payments on to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$1,064,311
State Street Institutional Tax Free Money Market Fund	168,977
State Street Institutional U.S. Government Money Market Fund	467,279
State Street Institutional Treasury Money Market Fund	256,964
State Street Institutional Treasury Plus Money Market Fund	64,206

During the period August 1, 2009 through December 31, 2009, SSGM voluntarily agreed to waive shareholder services fees in the amounts of $26,948, $139,370, $280,894, $562,687 and $146,328 on the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, respectively.

During the period January 1, 2009 through July 31, 2009, the Funds paid ALPS Fund Services, Inc. (“AFS”) the following fees under a shareholder servicing agreement and AFS subsequently passed the payments on to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$1,209,955
State Street Institutional Tax Free Money Market Fund	466,413
State Street Institutional U.S. Government Money Market Fund	1,513,390
State Street Institutional Treasury Money Market Fund	221,471
State Street Institutional Treasury Plus Money Market Fund	38,055

During the period January 1, 2009 through July 31, 2009, the Funds paid certain financial intermediaries the following fees under a shareholder servicing agreement:

Fund	Amount
State Street Institutional Treasury Plus Money Market Fund	$10,219

For the period from January 1, 2009 through July 31, 2009, AFS and certain financial intermediaries voluntarily agreed to waive shareholder services fees in the amounts of $35,242, $30,151, $1,191,253 and $183,003, on the State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, respectively.

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2009, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$2,010,197
State Street Institutional Tax Free Money Market Fund	635,383
State Street Institutional U.S. Government Money Market Fund	1,895,660
State Street Institutional Treasury Money Market Fund	478,435
State Street Institutional Treasury Plus Money Market Fund	67,563

4.  Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5.  Temporary Guarantee Program

On October 8, 2008, the Board of Trustees (the “Board”) of the Trust approved the participation of the State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program applies to shares of the Funds held by shareholders as of the close of business as of September 19, 2008 (the “Covered Shareholders”).

The Program expired on September 18, 2009. The Funds seek to maintain a stable net asset value (“NAV”) of $1.00 per share. Subject to certain limitations, the Program protected Covered Shareholders if the Funds “broke the buck,” meaning that their NAVs fall below $.995 per share (the “Guarantee Event”). In order to qualify for this protection, the Funds would have been obligated to liquidate within approximately 30 days after the Guarantee Event. The U.S. Treasury would have covered any shortfall between the NAV at the time of liquidation and $1.00 per share for covered shareholders. More information about the Program is available at www.ustreas.gov.

For the year ended December 31, 2009, the State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund paid to the program $1,162,749 and $63,615, respectively. Neither Fund made any claim pursuant to the Program.

6.  Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

State Street Institutional Investment Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (the “Funds”) (five of the funds constituting State Street Institutional Investment Trust) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund of State Street Institutional Investment Trust at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2010

State Street Institutional Investment Trust
General Information
December 31, 2009 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the Funds’ distributions for their fiscal year ended December 31, 2009:

For the State Street Institutional Tax Free Money Market Fund for the year ended December 31, 2009, 100% of the distributions from net investment income are exempt from federal income tax, other than the federal AMT.

Listed below is the percentage of distributions considered qualified interest income eligible for reduced tax withholding rates for foreign shareholders, pursuant to the Internal Revenue Code.

Fund	Percentage
State Street Institutional Liquid Reserves Fund	6.22%
State Street Institutional U.S. Government Money Market Fund	100.00%
State Street Institutional Treasury Money Market Fund	100.00%
State Street Institutional Treasury Plus Money Market Fund	100.00%

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Funds. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2009 (the “Meeting”) to consider the approval of the investment advisory agreements (the “Advisory Agreements”) for State Street Institutional Liquid Reserves Fund (the “ILR Fund”), State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund”), State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”), State Street Institutional Treasury Money Market Fund (the “Treasury Fund”) and State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund”) (collectively, the “Funds”). In preparation for considering the Advisory Agreements, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreements, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Funds, which are feeder money market funds in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Funds, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ investments, in monitoring and securing the Funds’ compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.74 trillion in assets under management as of September 30, 2009, including over $163 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products are exceptional. As discussed more fully below, they also determined that the advisory fees for the Funds were fair and reasonable and that their performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolios and indirectly to the Funds were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objectives of the Funds and the available data, the investment performance was acceptable. The Trustees noted that for the ILR Fund, materials provided by Lipper Inc. at the Meeting indicated that the performance of the Fund’s Institutional Shares had been above average in the ILR Fund’s Lipper peer group for the reported (five-year, three-year, one-year and year-to-date) periods ending September 30, 2009. For the Tax Free Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, each of whose longest reported performance period was only one year, the Trustees determined that while the reported performance of these Funds was mixed, the totality of the facts and circumstances, including the shortness of the reporting period and the unsettled economic conditions prevailing during that period, supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings. The Board concluded that, to the extent that meaningful performance data were available, the performance of the Funds was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service provider with respect to the Funds individually, and on an aggregate basis, for the year ended June 30, 2009, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Funds’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Funds’ advisory fees were lower than the average for their respective peer groups, while total expense ratios were generally lower than average although in some cases higher than average for one share class; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. The Trustees noted that the Adviser does not receive any advisory fees from a Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the ILR Fund and the Tax Free Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Funds. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and with State Street Global Markets LLC, a wholly-owned subsidiary of State Street, as distributor. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Funds as assets grow and whether the Funds’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Funds by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreements.

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Master Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 – present); Chairman emeritus, Children’s Hospital (1984 – present); Director, Boston Plan For Excellence (non-profit) (1994 – present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 – 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Master Funds; Trustee, Old Mutual South Africa Master Trust; and Trustee, Children’s Hospital, Boston, MA.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 – present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22
Trustee, State Street Master Funds; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Master Funds; Treasurer, Nantucket Educational Trust, 2002 – 2007

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors.	22	Trustee, State Street Master Funds; and Trustee, Select Sector SPDR® Trust

Officers:
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present).	—	—

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Principal, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004 – present), Vice President State Street Global Advisors (2004 – present).	—	—

David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—

Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 9/08	Vice President and Counsel (2008- present) and Associate Counsel (2004 – 2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company.	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent (through July 31, 2009)	Transfer Agent (from August 1, 2009)
ALPS Fund Services, Inc.	Boston Financial Data Services
1290 Broadway, Suite 1100	Two Heritage Drive
Denver, CO 80203	North Quincy, MA 02171

Distributor (through July 31, 2009)	Distributor (from August 1, 2009)
ALPS Distributors, Inc.	State Street Global Markets LLC
1290 Broadway, Suite 1100	State Street Financial Center
Denver, CO 80203	One Lincoln Center
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET MASTER FUNDS

ANNUAL REPORT

December 31, 2009

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds

EXPENSE EXAMPLE

As a shareholder of the below listed portfolios (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Portfolio’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio’s actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2009

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2009	December 31, 2009	Period*
Based on Actual Portfolio Return
Money Market Portfolio	$1,000.00	$1,001.40	$0.61
Tax Free Money Market Portfolio	$1,000.00	$1,000.70	$0.71
U.S. Government Money Market Portfolio	$1,000.00	$1,000.60	$0.61
Treasury Money Market Portfolio	$1,000.00	$1,000.10	$0.60
Treasury Plus Money Market Portfolio	$1,000.00	$1,000.00	$0.66

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2009	December 31, 2009	Period*
Based on Hypothetical (5% return before expenses)
Money Market Portfolio	$1,000.00	$1,024.60	$0.61
Tax Free Money Market Portfolio	$1,000.00	$1,024.50	$0.71
U.S. Government Money Market Portfolio	$1,000.00	$1,024.60	$0.61
Treasury Money Market Portfolio	$1,000.00	$1,024.60	$0.61
Treasury Plus Money Market Portfolio	$1,000.00	$1,024.55	$0.66

*
The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized average weighted expense ratio as of December 31, 2009 was as follows:

Money Market Portfolio	0.12%
Tax Free Money Market Portfolio	0.14%
U.S. Government Money Market Portfolio	0.12%
Treasury Money Market Portfolio	0.12%
Treasury Plus Money Market Portfolio	0.13%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2009
Yankee Certificates of Deposit	42.6%
Commercial Paper	23.8
Repurchase Agreements	16.9
Euro Certificates of Deposit	8.2
Bank Notes	3.7
Certificates of Deposit	2.1
U.S. Government Agency Obligations	1.2
Time Deposit	0.8
Medium Term Notes	0.7
Other Assets In Excess of Liabilities	0.0
Total	100.0%

Maturity Ladder*	December 31, 2009
0-3 Days	0.7%
4-90 Days	89.6
90+ Days	9.7
Total	100.0%
Average days to maturity	44

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2009

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
COMMERCIAL PAPER – 23.8%
Asset Backed Commercial Paper Credit Arbitrage – 4.0%
Newport Funding Corp.(a)	0.250%	01/05/2010	$200,000,000	$199,994,444
Solitaire Funding LLC(a)	0.300%	01/11/2010	160,000,000	159,986,667
Solitaire Funding LLC(a)	1.000%	01/27/2010	70,000,000	69,984,328
Solitaire Funding LLC(a)	1.000%	02/25/2010	190,000,000	189,918,722
				619,884,161
Asset Backed Commercial Paper Hybrid – 0.6%
Cancara Asset Securitization LLC(a)	0.100%	01/14/2010	100,000,000	99,992,056
Asset Backed Commercial Paper Receivables and Securities — 4.5%
Alpine Securitization(a)	0.200%	01/14/2010	50,000,000	49,996,389
Gemini Securitization Corp.(a)	0.230%	01/28/2010	75,000,000	74,987,063
Straight-A Funding (Series 1)(a)	0.210%	01/20/2010	50,045,000	50,039,453
Straight-A Funding (Series 1)(a)	0.200%	02/01/2010	100,000,000	99,982,778
Straight-A Funding (Series 1)(a)	0.200%	02/12/2010	225,825,000	225,772,307
Straight-A Funding (Series 1)(a)	0.220%	02/22/2010	200,000,000	199,948,000
				700,725,990
Bank Domestic – 2.0%
JPMorgan Chase & Co.	0.140%	01/07/2010	107,000,000	106,997,503
JPMorgan Chase Funding Inc.(a)	0.290%	04/06/2010	200,000,000	199,846,945
				306,844,448
Bank Foreign – 10.2%
Australia & New Zealand Banking Group Ltd.(a)(b)	0.282%	01/25/2010	45,000,000	45,000,000
Banco Bilbao Vizcaya Argentaria/London(a)	0.300%	03/18/2010	50,000,000	49,968,333
Banco Bilbao Vizcaya Argentaria/London(a)	0.253%	03/23/2010	248,000,000	247,859,105
Banco Bilbao Vizcaya Argentaria/London(a)	0.240%	03/29/2010	185,000,000	184,892,700
CBA Delaware Finance, Inc.	0.200%	02/22/2010	90,000,000	89,974,000
CBA Delaware Finance, Inc.	0.190%	03/15/2010	50,000,000	49,980,736
DnB NOR Bank ASA(a)	0.215%	02/16/2010	100,000,000	99,972,528
Nordea North America, Inc.	0.200%	01/07/2010	50,000,000	49,998,333
Nordea North America, Inc.	0.180%	02/24/2010	210,000,000	209,943,300
Svenska Handelsbanken, Inc.	0.205%	01/19/2010	75,000,000	74,992,312
Svenska Handelsbanken, Inc.	0.190%	02/26/2010	170,000,000	169,949,756
Westpac Banking Corp.(a)	0.200%	01/07/2010	50,000,000	49,998,333
Westpac Banking Corp.(a)	0.200%	01/08/2010	50,000,000	49,998,056
Westpac Banking Corp.(a)	0.300%	04/06/2010	200,000,000	199,841,667
				1,572,369,159
Finance Non-Captive Diversified – 2.5%
General Electric Capital Corp.	0.220%	01/20/2010	59,000,000	58,993,149
General Electric Capital Corp.	0.240%	03/09/2010	$100,000,000	$99,955,333
General Electric Capital Corp.	0.320%	03/19/2010	120,000,000	119,917,867
General Electric Capital Corp.	0.320%	03/23/2010	110,000,000	109,920,800
				388,787,149
TOTAL COMMERCIAL PAPER				3,688,602,963
CERTIFICATES OF DEPOSIT – 2.1%
Bank Domestic – 2.1%
Bank of America NA/Charlotte NC	0.650%	01/14/2010	75,000,000	75,000,000
Bank of America NA/Charlotte NC	0.400%	02/10/2010	115,000,000	115,000,000
Bank of America NA/Charlotte NC	0.480%	03/10/2010	135,000,000	135,000,000
TOTAL CERTIFICATES OF DEPOSIT				325,000,000

EURO CERTIFICATES OF DEPOSIT – 8.2%
Bank Foreign – 8.2%
Australia & New Zealand Banking Group Ltd.	0.210%	01/11/2010	50,000,000	50,000,000
Australia & New Zealand Banking Group Ltd.	0.245%	02/04/2010	75,000,000	75,000,354
Commonwealth Bank of Australia	0.210%	01/26/2010	125,000,000	125,000,434
ING Bank NV	0.570%	03/03/2010	100,000,000	100,000,000
ING Bank NV	0.450%	04/12/2010	150,000,000	150,000,000
ING Bank NV	0.420%	04/19/2010	100,000,000	100,000,000
ING Bank NV	0.380%	04/27/2010	150,000,000	150,000,000
ING Bank NV	0.380%	05/18/2010	175,000,000	175,000,000
National Australia Bank Ltd.	0.225%	01/11/2010	50,000,000	50,000,070
National Australia Bank Ltd.	0.213%	02/10/2010	200,000,000	200,000,555
National Australia Bank Ltd.	0.403%	02/22/2010	100,000,000	100,000,360
TOTAL EURO CERTIFICATES OF DEPOSIT				1,275,001,773
YANKEE CERTIFICATES OF DEPOSIT – 42.6%
Bank Foreign – 42.6%
Banco Bilbao Vizcaya Argentaria SA	0.275%	02/26/2010	100,000,000	100,000,777
Banco Bilbao Vizcaya Argentaria SA	0.250%	03/18/2010	150,000,000	150,001,582
Bank of Montreal/Chicago	0.180%	01/08/2010	100,000,000	100,000,000
Bank of Montreal/Chicago	0.190%	02/16/2010	75,000,000	75,000,000
Bank of Montreal/Chicago	0.200%	03/11/2010	50,000,000	50,000,000
Bank of Nova Scotia	0.210%	01/07/2010	50,000,000	50,000,000
Bank of Nova Scotia	0.190%	03/04/2010	75,000,000	75,000,000
Bank of Nova Scotia	0.180%	03/15/2010	175,000,000	175,000,000
Bank of Nova Scotia	0.330%	03/23/2010	100,000,000	100,000,000
Bank of Nova Scotia/Houston(b)	0.273%	02/16/2010	38,000,000	38,000,000
Barclays Bank PLC(b)	0.584%	01/18/2010	100,000,000	100,000,000
Barclays Bank PLC	0.613%	01/19/2010	$250,000,000	$250,000,000
Barclays Bank PLC(b)	0.582%	01/22/2010	125,000,000	125,000,000
Barclays Bank PLC NY	0.830%	01/04/2010	100,000,000	100,000,000
Barclays Bank PLC NY	0.655%	12/03/2010	100,000,000	100,000,000
BNP Paribas NY	0.240%	02/05/2010	100,000,000	100,000,000
BNP Paribas NY	0.270%	02/26/2010	300,000,000	300,000,000
BNP Paribas NY	0.220%	03/02/2010	200,000,000	200,000,000
BNP Paribas NY	0.240%	03/15/2010	100,000,000	100,000,000
Calyon NY	0.240%	02/08/2010	200,000,000	200,000,000
Calyon NY	0.545%	03/01/2010	200,000,000	200,000,000
Calyon NY	0.250%	03/29/2010	300,000,000	300,000,000
Canadian Imperial Bank of Commerce NY	0.180%	03/11/2010	50,000,000	50,000,000
Deutsche Bank AG NY	0.200%	01/25/2010	275,000,000	275,000,000
DnB NOR Bank ASA NY	0.220%	01/29/2010	100,000,000	100,000,000
DnB NOR Bank ASA NY	0.180%	03/15/2010	175,000,000	175,000,000
Lloyds TSB Bank PLC NY	0.720%	01/13/2010	100,000,000	100,000,000
Lloyds TSB Bank PLC NY	0.515%	02/23/2010	100,000,000	100,000,000
Lloyds TSB Bank PLC NY	0.270%	04/01/2010	300,000,000	300,000,000
National Australia Bank Ltd.	0.200%	03/09/2010	100,000,000	100,000,000
Nordea Bank Finland PLC NY	0.200%	03/04/2010	100,000,000	100,000,000
Nordea Bank Finland PLC NY	0.190%	03/09/2010	200,000,000	200,000,000
Rabobank Nederland NV/NY	0.220%	01/08/2010	400,000,000	400,000,000
Rabobank Nederland NV/NY	0.180%	02/26/2010	150,000,000	150,000,000
Rabobank Nederland NV/NY	0.240%	03/16/2010	75,000,000	75,000,000
Royal Bank of Scotland PLC/Greenwich CT(b)	0.610%	01/01/2010	100,000,000	100,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.170%	02/23/2010	200,000,000	200,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.510%	03/22/2010	75,000,000	75,000,000
Societe Generale NY	0.230%	01/11/2010	100,000,000	100,000,000
Societe Generale NY	0.400%	02/26/2010	300,000,000	300,000,000
Societe Generale NY	0.350%	03/11/2010	200,000,000	200,000,000
Societe Generale NY	0.330%	04/08/2010	125,000,000	125,000,000
Svenska Handelsbanken NY	0.230%	01/25/2010	100,000,000	100,000,000
Toronto-Dominion Bank NY(b)	0.235%	01/05/2010	24,000,000	24,000,000
Toronto-Dominion Bank NY(b)	0.235%	01/09/2010	30,000,000	30,000,000

Toronto-Dominion Bank NY	0.300%	02/18/2010	80,000,000	80,000,000
UniCredito Italiano SpA NY	0.220%	01/15/2010	50,000,000	50,000,000
UniCredito Italiano SpA NY	0.220%	01/19/2010	100,000,000	100,000,000
TOTAL YANKEE CERTIFICATES OF DEPOSIT				6,597,002,359
BANK NOTES – 3.7%
Bank Domestic – 2.5%
Bank of America NA(b)	0.290%	01/04/2010	$258,000,000	$258,000,000
Chase Manhattan Bank USA NA	0.190%	02/04/2010	135,000,000	135,003,819
				393,003,819
Bank Foreign – 1.2%
Commonwealth Bank of Australia(b)(c)	0.282%	01/27/2010	31,000,000	31,000,000
Rabobank Nederland(b)(c)	0.273%	02/16/2010	107,000,000	107,000,000
Svenska Handelsbanken(b)(c)	0.305%	02/09/2010	40,000,000	40,000,000
				178,000,000
TOTAL BANK NOTES				571,003,819
MEDIUM TERM NOTES – 0.7%
Bank Domestic – 0.3%
Bank of America NA/Charlotte NC(b)	0.657%	01/22/2010	44,000,000	44,000,000
Bank Foreign – 0.2%
Westpac Banking Corp.(b)	0.281%	01/28/2010	35,000,000	35,000,000
Consumer Non-Cyclical – 0.2%
Procter & Gamble International Funding SCA(b)	0.285%	02/08/2010	20,000,000	20,000,000
TOTAL MEDIUM TERM NOTES				99,000,000
U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.2%
Sovereign – 1.2%
Federal Home Loan Mortgage Corp.(b)	0.084%	01/11/2010	80,000,000	80,000,000
Federal National Mortgage Association(b)	0.174%	01/13/2010	100,000,000	100,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				180,000,000
REPURCHASE AGREEMENTS – 16.9%

Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by Federal National Mortgage Association 5.000% – 6.000% due 05/01/34 - 08/01/38 and Federal Home Loan Mortgage Corporation 4.500% – 5.500% due 03/01/36 - 01/01/40 valued at $759,900,001); proceeds $745,000,828	0.010%	01/04/2010	745,000,000	745,000,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by U.S. Treasury Bonds, 3.500% - 5.000% due 05/15/37 – 02/15/39 valued at $77,321,127); proceeds $75,805,000	0.000%	01/04/2010	75,805,000	75,805,000
Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by Federal National Mortgage Association 0.646% – 6.250% due 01/25/29 - 12/25/46 and Federal Home Loan Mortgage Corporation 0.489% – 6.000% due 06/15/18 - 07/15/37 valued at $612,000,000); proceeds $600,000,667	0.010%	01/04/2010	$600,000,000	$600,000,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by Federal National Mortgage Association, 5.968% – 6.518% due 10/25/35 - 12/25/39 valued at $102,000,000); proceeds $100,000,111	0.010%	01/04/2010	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by Federal Home Loan Mortgage Corporation, 4.000% – 6.500% due 04/01/21 - 12/01/39 valued at $612,003,845); proceeds $600,000,667	0.010%	01/04/2010	600,000,000	600,000,000
Agreement with Royal Bank of Scotland and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by Asset Backed Securities, 0.000% – 7.834% due 04/15/11 – 04/15/49 valued at $510,002,271); proceeds $500,000,556	0.010%	01/04/2010	500,000,000	500,000,000
TOTAL REPURCHASE AGREEMENTS				2,620,805,000
TIME DEPOSIT – 0.8%

Bank Domestic – 0.8%		Shares
Citibank NA	0.050%	01/04/2010	127,555,000	127,555,000
TOTAL TIME DEPOSIT				127,555,000
TOTAL INVESTMENTS(d)† – 100.0%				15,483,970,914
Other Assets in Excess of Liabilities – 0.00%				4,110,238
NET ASSETS – 100.0%				$15,488,081,152
_______________
(a)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,547,979,874 or 16.45% of net assets as of December 31, 2009.

(b)	Variable Rate Security – Interest Rate is in effect as of December 31, 2009.

(c)
Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $178,000,000, or 1.15% of net assets as of December 31, 2009.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2009
General Obligations	20.3%
Education	15.8
Health	14.7
Cash/Money Market Fund	14.6
Transportation	6.4
Development	5.7
Utility	4.1
Tax Revenue	3.9
Housing Revenue	3.8
Water Revenue	3.8
Electric Power	2.3
Industrial Revenue/Pollution Control Revenue	2.2
Public Agency	1.4
Lease Revenue	0.5
Airport	0.5
Total	100.0%

Maturity Ladder*	December 31, 2009
0-3 Days	14.6%
4-90 Days	85.4
90+ Days	0.0
Total	100.0%
Average days to maturity	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2009

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS – 85.4%
Alabama – 1.0%
Lower Alabama Gas District Supply, Revenue Bonds, Series A, LIQ: Societe Generale(a)	0.230%	01/07/2010	$3,789,000	$3,789,000
Arizona – 0.5%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC(a)	0.180%	01/06/2010	2,000,000	2,000,000
California – 4.4%
Bay Area Toll Authority, Revenue Bonds, Series C RMKT 8/28/08(a)	0.170%	01/07/2010	2,500,000	2,500,000
California State Department of Water Resources, Revenue Bonds, Subseries G-2, LOC: Lloyds TSB Bank PLC(a)	0.200%	01/07/2010	1,640,000	1,640,000
Eastern Municipal Water District, COP, Series E, LIQ: LLoyds TSB Bank(a)	0.210%	01/06/2010	3,885,000	3,885,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: Banco Bilbao Vizcaya(a)	0.230%	01/07/2010	2,995,000	2,995,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-1, SPA: Citibank N.A.(a)	0.150%	01/07/2010	5,395,000	5,395,000
				16,415,000
Colorado – 5.4%
City of Colorado Springs Colorado Utilities, Revenue Bonds, Sub Lien Improvement, Series A, SPA: Dexia Credit Local(a)	0.270%	01/07/2010	7,925,000	7,925,000
Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, LOC: Wells Fargo Bank N.A.(a)	0.220%	01/07/2010	1,920,000	1,920,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank(a)	0.250%	01/06/2010	2,320,000	2,320,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.200%	01/07/2010	3,700,000	3,700,000
University of Colorado Hospital Authority, Revenue Bonds, Series A, SPA: Wachovia Bank N.A.(a)	0.340%	01/06/2010	4,620,000	4,620,000
				20,485,000
Connecticut – 2.9%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, The Hotchkiss School, Series A, SPA: Northen Trust Co.,(a)	0.300%	01/07/2010	1,400,000	1,400,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series T-2(a)	0.200%	01/07/2010	2,500,000	2,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U2(a)	0.150%	01/06/2010	2,000,000	2,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan Chase Bank(a)	0.170%	01/06/2010	3,000,000	3,000,000
State of Connecticut, GO Unlimited, Series A, SPA: Landesbank Hessen - Thrgn,(a)	0.320%	01/07/2010	2,200,000	2,200,000
				11,100,000
Delaware – 1.7%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.180%	01/06/2010	$4,400,000	$4,400,000
Delaware State Economic Development Authority, Revenue Bonds, St. Andrew’s School, SPA: Bank of America N.A.(a)	0.250%	01/07/2010	2,000,000	2,000,000
				6,400,000

District of Columbia – 3.8%
District of Columbia, Revenue Bonds, Georgetown University, Series C, LOC: TD Bank N.A.(a)	0.200%	01/07/2010	5,000,000	5,000,000
District of Columbia, Revenue Bonds, ROCs RR II R-11247, INS: BHAC-CR MBIA, LIQ: Citibank N.A.(a)	0.230%	01/07/2010	9,450,000	9,450,000
				14,450,000
Florida – 1.1%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS: FSA-CR AMBAC(a)	0.300%	01/07/2010	4,205,000	4,205,000
Georgia – 5.1%
Municipal Electric Authority Georgia, Revenue Bonds, GO of Participants, LOC: Bayerische Landesbank(a)	0.290%	01/06/2010	1,500,000	1,500,000
Municipal Electric Authority of Georgia, Revenue Bonds, INS: FSA, SPA: Dexia Credit Local(a)	0.250%	01/06/2010	5,580,000	5,580,000
Roswell Georgia Housing Authority Multifamily, Revenue Bonds, Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae(a)	0.260%	01/07/2010	11,980,000	11,980,000
				19,060,000
Illinois – 3.4%
Chicago O’Hare International Airport Authority, Revenue Bonds, LOC: Dexia Credit Support(a)	0.280%	01/06/2010	1,750,000	1,750,000
Illinois Development Finance Authority Revenue Bonds, Chicago Educational TV Assignment, Series A, LOC: Lasalle Bank N.A.(a)	0.270%	01/06/2010	1,900,000	1,900,000
Illinois Development Finance Authority Revenue Bonds, World Communications, Inc., LOC: Lasalle Bank N.A.(a)	0.290%	01/06/2010	1,500,000	1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, LOC: JP Morgan Chase Bank, Series B(a)	0.270%	01/07/2010	4,260,000	4,260,000
Illinois Finance Authority, Revenue Bonds, The Art Institute of Chicago, SPA: Northern Trust Company(a)	0.270%	01/06/2010	3,400,000	3,400,000
				12,810,000
Indiana – 3.1%
Indiana Finance Authority, Revenue Bonds, Clarian Health Partners, Series D, LOC: Northern Trust Company(a)	0.200%	01/06/2010	7,305,000	7,305,000
Indiana State Development Finance Authority, Revenue Bonds, Educational Facilities, Indiana Historical Society, LOC: Bank One Indiana N.A.(a)	0.270%	01/06/2010	$4,200,000	$4,200,000
				11,505,000
Kansas – 1.1%
Kansas State Department of Transportation, Revenue Bonds, Series B, SPA:
Barclays Bank PLC(a)	0.200%	01/07/2010	4,000,000	4,000,000
Louisiana – 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port, Revenue Bond, Series B, LOC: Bank One N.A.(a)	0.270%	01/06/2010	1,500,000	1,500,000
Maryland – 1.6%
Baltimore Industrial Development Authority Industrial Dev Rev, Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische Landesbank(a)	0.340%	01/06/2010	1,200,000	1,200,000
Maryland State Economic Development Corporation, Revenue Bonds, Howard Hughes Medical Institution, Series B(a)	0.190%	01/06/2010	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.170%	01/07/2010	2,000,000	2,000,000
				6,200,000

Massachusetts – 5.1%
Commonwealth of Massachusetts, GO Limited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.290%	01/07/2010	2,900,000	2,900,000
Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia Credit Local(a)	0.400%	01/07/2010	3,835,000	3,835,000
Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series U-2, LOC: BNP Paribas(a)	0.180%	01/07/2010	11,000,000	11,000,000
Massachusetts Health & Educational Facility Authority, Revenue Bonds, Partners Healthcare System, Series D-4, INS: GO of INSTN, SPA: Citibank N.A.(a)	0.160%	01/07/2010	1,290,000	1,290,000
				19,025,000
Michigan – 0.8%
Michigan State University, Revenue Bonds, Series 2000-A, SPA: Bank of America N.A.(a)	0.170%	01/06/2010	2,900,000	2,900,000
Minnesota – 0.8%
City of Minneapolis, GO Unlimited, Convention Center, SPA: Dexia Credit Local(a)	0.220%	01/07/2010	2,990,000	2,990,000
Missouri – 3.9%
City of Kansas City Missouri, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co.,(a)	0.280%	01/06/2010	6,085,000	6,085,000
Kansas City Industrial Development Authority, Revenue Bonds, Oak Street West Student, LOC: Bank of America(a)	0.220%	01/06/2010	$8,550,000	$8,550,000
				14,635,000
New Jersey – 0.5%
Essex County New Jersey Improvement Authority, Revenue Bonds, Pooled Governmental Loan Program, LOC: First Union National Bank(a)	0.190%	01/06/2010	1,700,000	1,700,000
New York – 6.4%
City of New York, New York, GO Unlimited, Subseries A-5, LOC: Bank of Nova Scotia(a)	0.230%	01/06/2010	1,000,000	1,000,000
City of New York, New York, GO Unlimited, Subseries C-4, LOC: BNP Paribas(a)	0.210%	01/06/2010	1,000,000	1,000,000
Metropolitan Transportation Authority, Revenue Bonds, SubSeries B-3 LOC: Lloyds TSB Bank PLC(a)	0.230%	01/07/2010	3,185,000	3,185,000
New York City Industrial Development Agency, Revenue Bonds, Touro College, LOC: JP Morgan Chase Bank(a)	0.200%	01/06/2010	3,000,000	3,000,000
New York State Local Government Assistance Corp., Revenue Bonds, Series C, LOC: Landesbank Hessen-Thrgn(a)	0.260%	01/06/2010	5,000,000	5,000,000
Suffolk County Water Authority, Revenue Bonds, SPA: Bank of Nova Scotia(a)	0.200%	01/06/2010	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges Tunnels, Series AB, INS: FSA, SPA: JP Morgan Chase Bank(a)	0.200%	01/06/2010	1,325,000	1,325,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD RMK 6/20/07, SPA: Lloyds TSB Bank PLC(a)	0.230%	01/06/2010	4,735,000	4,735,000
				23,945,000
North Carolina – 9.7%
Charlotte North Carolina COPs, Governmental Facilities, Series F, SPA: Bank of America N.A.(a)	0.250%	01/07/2010	965,000	965,000
City of Charlotte North Carolina, COP, Central Yard Project, Series A, SPA: Bank of America N.A.(a)	0.250%	01/07/2010	1,750,000	1,750,000
City of Charlotte North Carolina, COP, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.250%	01/07/2010	6,130,000	6,130,000
City of Greensboro North Carolina, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A.(a)	0.280%	01/06/2010	1,000,000	1,000,000
City of Greensboro North Carolina, Revenue Bonds, Series B, SPA: Bank of America N.A.(a)	0.280%	01/06/2010	1,175,000	1,175,000

County of Guilford North Carolina, GO Unlimited, REMK, SPA: Bank of America N.A.(a)	0.260%	01/06/2010	1,650,000	1,650,000
County of Wake North Carolina, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.220%	01/07/2010	1,800,000	1,800,000
County of Wake North Carolina, GO Unlimited, Series B, SPA: Bank Of America N.A.(a)	0.220%	01/07/2010	4,000,000	4,000,000
County of Wake North Carolina, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.280%	01/07/2010	$6,220,000	$6,220,000
Mecklenburg County North Carolina, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A.(a)	0.220%	01/06/2010	1,000,000	1,000,000
Mecklenburg County North Carolina, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.220%	01/07/2010	3,450,000	3,450,000
New Hanover County North Carolina, GO Unlimited, School, SPA: Wachovia Bank N.A.(a)	0.220%	01/07/2010	2,475,000	2,475,000
State of North Carolina, GO Unlimited, Public Implements, Series E, SPA: Landesbank Hessen-Thrgn(a)	0.150%	01/06/2010	2,000,000	2,000,000
State of North Carolina, GO Unlimited, Public Implements, Series G, SPA: Landesbank Hessen-Thrgn(a)	0.180%	01/06/2010	3,050,000	3,050,000
				36,665,000
Ohio – 1.8%
Butler County Ohio Healthcare Facilities, Revenue Bonds, Improvement-Lifesphere Project, LOC: U.S. Bank NA(a)	0.170%	01/07/2010	1,300,000	1,300,000
Ohio State Higher Educational Facility Commission, Revenue Bonds, University Hospitals Health System, Series C, LOC: Wells Fargo Bank N.A.(a)	0.170%	01/06/2010	1,000,000	1,000,000
Ohio State University, Revenue Bonds, Series B(a)	0.150%	01/06/2010	3,500,000	3,500,000
State of Ohio, Revenue Bonds, Oberlin College Project, SPA: U.S. Bank N.A.(a)	0.300%	01/06/2010	1,000,000	1,000,000
				6,800,000
Oregon – 1.3%
State of Oregon, GO Limited, Series 73 E, SPA: JP Morgan Chase Co.(a)	0.290%	01/06/2010	5,000,000	5,000,000
Pennsylvania – 0.8%
Delaware County Industrial Development Authority, Revenue Bonds, Sun Inc., LOC: Bank of America N.A.(a)	0.280%	01/06/2010	3,000,000	3,000,000
South Carolina – 2.9%
City of North Charleston South Carolina, COP, Public Facilities Convention, LOC: Bank of America N.A.(a)	0.280%	01/06/2010	3,190,000	3,190,000
City of Rock Hill SC, Revenue Bonds Series B, INS: FSA, SPA: First Union National Bank(a)	0.280%	01/06/2010	7,755,000	7,755,000
				10,945,000
South Dakota – 0.3%
South Dakota State Health & Educational Facilities Authority, Revenue Bonds, University of Sioux Falls, LOC: Wells Fargo Bank N.A.(a)	0.320%	01/07/2010	1,100,000	1,100,000
Tennessee – 1.3%
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, PUTTER Series 254, LIQ: JP Morgan Chase Bank(a)	0.250%	01/07/2010	$4,995,000	$4,995,000
Texas – 5.2%
Austin County Texas Industrial Development Corp., Revenue Bonds, Justin Industries, Inc. Project, LOC: Bank One N.A.(a)	0.220%	01/06/2010	3,500,000	3,500,000
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local(a)	0.300%	01/07/2010	9,745,000	9,745,000
Denton Texas Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A.(a)	0.270%	01/07/2010	1,000,000	1,000,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank(a)	0.180%	01/06/2010	2,270,000	2,270,000
University of Texas, University Revenue Bonds, Financing Systems, Series A(a)	0.150%	01/06/2010	3,000,000	3,000,000
				19,515,000

Utah – 5.5%
County of Weber, Utah, Revenue Bonds, IHC Health Services Inc, Series B, SPA: U.S. Bank N.A.(a)	0.240%	01/06/2010	16,000,000	16,000,000
Murray City Utah Hospital, Revenue Bonds, IHC Health Services, Inc., Series A, INS: J.P. Morgan Securities(a)	0.170%	01/07/2010	1,500,000	1,500,000
Utah State Board of Regents, Revenue Bonds, Hospital University of Utah, LOC: Wells Fargo Bank N.A.(a)	0.220%	01/07/2010	3,030,000	3,030,000
				20,530,000
Virginia – 1.3%
Alexandria Industrial Development Authority, Revenue Bonds, Series A, SPA: of America N.A.(a)	0.250%	01/07/2010	2,425,000	2,425,000
Fairfax County Economic Development Authority, Revenue Bonds, Trinity Christian School Project, LOC: Wachovia Bank N.A.(a)	0.320%	01/07/2010	1,095,000	1,095,000
Loudoun County Industrial Development Authority, Revenue Bonds, Jack Kent Cooke Foundation Project, LOC: Wachovia Bank N.A.(a)	0.220%	01/07/2010	1,360,000	1,360,000
				4,880,000
Washington – 1.0%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A.(a)	0.210%	01/07/2010	3,800,000	3,800,000
Wisconsin – 1.3%
Wisconsin State Health & Educational Facility Authority, Revenue Bonds, Gundersen Lutheran, Series A, LOC: Wells Fargo Bank N.A.(a)	0.220%	01/07/2010	4,835,000	4,835,000
TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS				321,179,000
MONEY MARKET FUND – 14.6%
Dreyfus Tax Exempt Cash Management Fund(b)			54,974,612	$54,974,612
TOTAL MONEY MARKET FUND (at net asset value)				54,974,612
TOTAL INVESTMENTS(c)† – 100.0%				376,153,612
Other Assets in Excess of Liabilities – 0.00%				27,926

NET ASSETS – 100.0%				$376,181,538
_______________
(a)	Variable Rate Security – Interest Rate is in effect as of December 31, 2009.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

Acronym	Name
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Company
COP	Certificates of Participation
CR	Custodial Receipts
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
PLC	Public Limited Company
PSF	Permanent School Fund
PUTTER	Puttable Tax Exempt Receipts
RMKT	Remarketable
ROC	Reset Option Certificates
SPA	Standby Purchase Agreement

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2009
U.S. Government Agency Obligations	87.4%
Repurchase Agreements	10.4
U.S. Treasury Obligations	2.2
Liabilities in Excess of Assets	0.0
Total	100.0%

Maturity Ladder*	December 31, 2009
0-3 Days	4.4%
4-90 Days	95.6
90+ Days	0.0
Total	100.0%
Average days to maturity	29

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2009

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
U.S. GOVERNMENT AGENCY OBLIGATIONS – 87.4%
Fannie Mae Discount Notes(a)	0.110%	01/04/2010	$45,000,000	$44,999,587
Fannie Mae Discount Notes(a)	0.090%	01/20/2010	100,000,000	99,995,250
Fannie Mae Discount Notes(a)	0.120%	01/21/2010	65,000,000	64,995,667
Fannie Mae Discount Notes(a)	0.345%	01/25/2010	13,770,000	13,766,833
Fannie Mae Discount Notes(a)	0.060%	02/03/2010	25,750,000	25,748,584
Fannie Mae Discount Notes(a)	0.070%	02/04/2010	50,000,000	49,996,694
Fannie Mae Discount Notes(a)	0.095%	02/08/2010	110,000,000	109,988,969
Fannie Mae Discount Notes(a)	0.060%	02/10/2010	13,000,000	12,999,133
Fannie Mae Discount Notes(a)	0.100%	02/10/2010	125,000,000	124,986,111
Fannie Mae Discount Notes(a)	0.070%	02/17/2010	75,000,000	74,993,146
Fannie Mae Discount Notes(a)	0.110%	02/22/2010	150,000,000	149,976,167
Fannie Mae Discount Notes(a)	0.390%	02/22/2010	35,000,000	34,980,283
Fannie Mae Discount Notes(a)	0.130%	03/01/2010	47,000,000	46,989,986
Fannie Mae Discount Notes(a)	0.140%	03/15/2010	59,000,000	58,983,251
Federal Home Loan Bank Discount Notes(a)	0.100%	01/06/2010	40,000,000	39,999,444
Federal Home Loan Bank Discount Notes(a)	0.120%	01/06/2010	50,000,000	49,999,167
Federal Home Loan Bank Discount Notes(a)	0.125%	01/15/2010	25,000,000	24,998,785
Federal Home Loan Bank Discount Notes(a)	0.070%	01/20/2010	65,000,000	64,997,599
Federal Home Loan Bank Discount Notes(a)	0.090%	01/27/2010	110,000,000	109,992,850
Federal Home Loan Bank Discount Notes(a)	0.100%	02/03/2010	150,000,000	149,986,250
Federal Home Loan Bank Discount Notes(a)	0.090%	02/10/2010	40,000,000	39,996,000
Federal Home Loan Bank Discount Notes(a)	0.100%	02/10/2010	100,000,000	99,988,889
Federal Home Loan Bank Discount Notes(a)	0.288%	02/12/2010	100,000,000	99,966,458
Federal Home Loan Bank Discount Notes(a)	0.200%	02/16/2010	17,700,000	17,695,477
Federal Home Loan Bank Discount Notes(a)	0.235%	03/12/2010	15,000,000	14,993,146
Federal Home Loan Banks	0.235%	01/08/2010	50,000,000	50,000,000
Federal Home Loan Banks(b)	0.161%	01/26/2010	95,000,000	95,000,000
Federal Home Loan Banks(b)	0.091%	01/30/2010	125,000,000	125,000,000
Federal Home Loan Mortgage Corp.(b)	0.570%	01/01/2010	150,000,000	150,000,000
Federal Home Loan Mortgage Corp.(b)	0.084%	01/11/2010	15,000,000	15,000,000
Federal National Mortgage Association(b)	0.174%	01/13/2010	150,000,000	150,000,000
Freddie Mac Discount Notes(a)	0.340%	01/06/2010	25,000,000	24,998,819
Freddie Mac Discount Notes(a)	0.340%	01/08/2010	31,000,000	30,997,951
Freddie Mac Discount Notes(a)	0.230%	01/11/2010	100,000,000	99,993,611
Freddie Mac Discount Notes(a)	0.300%	01/19/2010	27,000,000	26,995,950
Freddie Mac Discount Notes(a)	0.300%	01/26/2010	27,000,000	26,994,375
Freddie Mac Discount Notes(a)	0.115%	01/27/2010	100,000,000	99,991,694
Freddie Mac Discount Notes(a)	0.120%	01/27/2010	68,000,000	67,994,107
Freddie Mac Discount Notes(a)	0.060%	02/02/2010	10,000,000	9,999,467
Freddie Mac Discount Notes(a)	0.060%	02/08/2010	50,000,000	49,996,833
Freddie Mac Discount Notes(a)	0.065%	02/08/2010	15,692,000	15,690,923
Freddie Mac Discount Notes(a)	0.120%	02/08/2010	65,000,000	64,991,767
Freddie Mac Discount Notes(a)	0.280%	02/16/2010	$50,000,000	$49,982,111
Freddie Mac Discount Notes(a)	0.190%	02/23/2010	25,000,000	24,993,007
Freddie Mac Discount Notes(a)	0.070%	02/26/2010	50,000,000	49,994,556
Freddie Mac Discount Notes(a)	0.160%	03/09/2010	30,425,000	30,415,940
Freddie Mac Discount Notes(a)	0.240%	03/22/2010	20,000,000	19,989,333
Freddie Mac Discount Notes(a)	0.245%	03/23/2010	30,000,000	29,983,463
Freddie Mac Discount Notes(a)	0.200%	03/24/2010	25,000,000	24,988,611

Freddie Mac Discount Notes(a)	0.200%	03/29/2010	40,000,000	39,980,667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				2,999,986,911

U.S. TREASURY OBLIGATION – 2.2%
United States Treasury Bill	0.070%	01/14/2010	75,000,000	74,998,104
TOTAL U.S. TREASURY OBLIGATION				74,998,104

REPURCHASE AGREEMENTS – 10.4%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by Federal National Mortgage Association, 5.375% due 06/12/17 valued at $2,263,321); proceeds $2,218,002	0.010%	01/04/2010	2,218,000	2,218,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by Federal Farm Credit Bank, 0.000% - 5.875%, due 05/12/11- 06/17/24 valued at $66,300,254); proceeds $65,000,000	0.000%	01/04/2010	65,000,000	65,000,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by Federal Farm Credit Bank, 5.250%, due 09/13/2010, Federal Home Loan Mortgage Corporation, 0.000%, due 03/07/22 - 07/11/22, Federal Home Loan Bank, 0.000% – 6.000%, due 02/26/10 - 06/29/17, Federal National Mortgage Association, 6.250% due 02/01/11 valued at $66,300,699); proceeds $65,000,000	0.000%	01/04/2010	65,000,000	65,000,000
Agreement with Credit Suisse Securities, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by Federal National Mortgage Association, 0.000%, due 05/25/10 – 06/30/10 valued at $66,303,911) proceeds $65,000,000	0.000%	01/04/2010	65,000,000	65,000,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by Federal Home Loan Mortgage Corporation, 4.200% due 12/10/15, Federal National Mortgage Association, 0.000% due 03/08/10 valued at $66,300,080); proceeds $65,000,072	0.010%	01/04/2010	65,000,000	65,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by U.S. Treasury Bonds, 7.875% - 8.125% due 02/15/21 - 11/15/21, valued at $29,581,010); proceeds $29,000,000	0.000%	01/04/2010	$29,000,000	$29,000,000
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by Federal Home Loan Bank, 0.000%, due 03/21/12 valued at $66,301,410); proceeds $65,000,000	0.000%	01/04/2010	65,000,000	65,000,000
TOTAL REPURCHASE AGREEMENTS				356,218,000
TOTAL INVESTMENTS(c) † – 100.0%				3,431,203,015
Liabilities in Excess of Assets – 0.00%				(50,505)
NET ASSETS – 100.0%				$3,431,152,510

(a)	Discount rate at time of purchase.

(b)	Variable Rate Security – Interest Rate is in effect as of December 31, 2009.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2009
U.S. Treasury Obligations	100.0%
Liabilities in Excess of Assets	0.0
Total	100.0%

Maturity Ladder*	December 31, 2009
0-3 Days	0.0%
4-90 Days	95.6
90+ Days	4.4
Total	100.0%
Average days to maturity	30

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2009

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
U.S. TREASURY OBLIGATIONS – 100.0%
United States Treasury Bill	0.065%	01/07/2010	$110,172,000	$110,170,806
United States Treasury Bill	0.070%	01/07/2010	74,619,000	74,618,129
United States Treasury Bill	0.085%	01/07/2010	50,000,000	49,999,292
United States Treasury Bill	0.091%	01/07/2010	50,000,000	49,999,250
United States Treasury Bill	0.005%	01/14/2010	50,000,000	49,999,910
United States Treasury Bill	0.060%	01/14/2010	34,227,000	34,226,258
United States Treasury Bill	0.068%	01/14/2010	75,000,000	74,998,172
United States Treasury Bill	0.070%	01/14/2010	250,000,000	249,993,680
United States Treasury Bill	0.085%	01/14/2010	25,000,000	24,999,233
United States Treasury Bill	0.050%	01/21/2010	50,000,000	49,998,611
United States Treasury Bill	0.078%	01/21/2010	100,000,000	99,995,667
United States Treasury Bill	0.080%	01/21/2010	200,000,000	199,991,111
United States Treasury Bill	0.035%	01/28/2010	75,000,000	74,998,031
United States Treasury Bill	0.070%	01/28/2010	75,000,000	74,996,062
United States Treasury Bill	0.075%	01/28/2010	200,000,000	199,988,750
United States Treasury Bill	0.005%	02/04/2010	65,175,000	65,174,692
United States Treasury Bill	0.017%	02/04/2010	25,000,000	24,999,599
United States Treasury Bill	0.018%	02/04/2010	80,000,000	79,998,678
United States Treasury Bill	0.043%	02/04/2010	50,000,000	49,997,969
United States Treasury Bill	0.060%	02/04/2010	75,000,000	74,995,750
United States Treasury Bill	0.151%	02/04/2010	50,000,000	49,992,893
United States Treasury Bill	0.021%	02/11/2010	14,174,000	14,173,661
United States Treasury Bill	0.070%	02/11/2010	100,000,000	99,992,028
United States Treasury Bill	0.166%	02/11/2010	50,000,000	49,990,547
United States Treasury Bill	0.070%	02/18/2010	100,000,000	99,990,667
United States Treasury Bill	0.178%	02/18/2010	50,000,000	49,988,167
United States Treasury Bill	0.160%	02/25/2010	50,000,000	49,987,778
United States Treasury Bill	0.170%	03/04/2010	25,000,000	24,992,681
United States Treasury Bill	0.175%	03/04/2010	25,000,000	24,992,465
United States Treasury Bill	0.110%	04/01/2010	100,000,000	99,972,500
TOTAL U.S. TREASURY OBLIGATIONS				2,278,213,037
TOTAL INVESTMENTS(a)† – 100.0%				2,278,213,037
Liabilities in Excess of Assets – 0.00%				(282,185)
NET ASSETS – 100.0%				$2,277,930,852

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2009
U.S. Treasury Obligations	78.6%
Repurchase Agreements	21.4
Liabilities in Excess of Assets	0.0
Total	100.0%

Maturity Ladder*	December 31, 2009
0-3 Days	0.0%
4-90 Days	100.0
90+ Days	0.0
Total	100.0%
Average days to maturity	25

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2009

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
U.S. TREASURY OBLIGATIONS – 78.6%
United States Treasury Bill	0.065%	01/07/2010	$39,375,000	$39,374,573
United States Treasury Bill	0.070%	01/07/2010	5,625,000	5,624,934
United States Treasury Bill	0.076%	01/07/2010	25,000,000	24,999,683
United States Treasury Bill	0.000%	01/14/2010	24,480,000	24,480,000
United States Treasury Bill	0.071%	01/14/2010	70,000,000	69,998,231
United States Treasury Bill	0.080%	01/21/2010	70,000,000	69,996,889
United States Treasury Bill	0.070%	01/28/2010	25,000,000	24,998,688
United States Treasury Bill	0.075%	01/28/2010	50,000,000	49,997,187
United States Treasury Bill	0.018%	02/04/2010	20,000,000	19,999,669
United States Treasury Bill	0.060%	02/04/2010	25,000,000	24,998,583
United States Treasury Bill	0.165%	02/04/2010	20,000,000	19,996,883
United States Treasury Bill	0.180%	02/04/2010	20,000,000	19,996,600
United States Treasury Bill	0.025%	02/11/2010	20,000,000	19,999,431
United States Treasury Bill	0.070%	02/11/2010	25,000,000	24,998,007
United States Treasury Bill	0.175%	02/11/2010	40,000,000	39,992,028
United States Treasury Bill	0.010%	02/18/2010	25,000,000	24,999,667
United States Treasury Bill	0.070%	02/18/2010	50,000,000	49,995,333
United States Treasury Bill	0.160%	02/25/2010	50,000,000	49,987,778
United States Treasury Bill	0.170%	03/04/2010	12,000,000	11,996,487
United States Treasury Bill	0.175%	03/04/2010	13,000,000	12,996,082
TOTAL U.S. TREASURY OBLIGATIONS				629,426,733

				Market Value
REPURCHASE AGREEMENTS – 21.4%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by a U.S. Treasury Note, 0.875% – 1.375% due 03/31/11-05/15/12 valued at $25,500,018); proceeds $25,000,000	0.000%	01/04/2010	25,000,000	25,000,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party), dated 12/31/09 (collateralized by U.S. Treasury Bond, 4.250% – 11.250% due 02/15/15- 05/15/39 valued at $25,500,033); proceeds $25,000,000	0.000%	01/04/2010	25,000,000	25,000,000
Agreement with Credit Suisse Securities, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by a U.S. Treasury Bill, 0.00% due 12/16/10 and a U.S. Treasury Bond, 6.250% due 08/15/23 valued at $25,502,036); proceeds $25,000,000	0.000%	01/04/2010	25,000,000	25,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by U.S. Treasury Bond, 7.875% due 02/15/21 valued at $47,277,425); proceeds $46,345,000	0.000%	01/04/2010	46,345,000	46,345,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York, Inc. (Tri-Party), dated 12/31/2009 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/18 - 08/15/19 valued at $25,500,066); proceeds $25,000,000	0.000%	01/04/2010	25,000,000	25,000,000
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by a U.S. Treasury Note, 1.00% due 12/31/11 valued at $25,503,106); proceeds $25,000,000	0.000%	01/04/2010	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS				171,345,000
TOTAL INVESTMENTS(a)† – 100.0%				800,771,733
Liabilities in Excess of Assets – 0.00%				(134,555)
NET ASSETS – 100.0%				$800,637,178

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by Provisions Surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities
December 31, 2009

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments in unaffiliated issuers, at amortized cost (Note 2)	$12,863,165,914	$376,153,612	$3,074,985,015	$2,278,213,037	$629,426,733
Repurchase Agreements, at market value and cost (Note 2)	2,620,805,000	—	356,218,000	—	171,345,000
Total investments	15,483,970,914	376,153,612	3,431,203,015	2,278,213,037	800,771,733
Cash	—	—	352	345	144
Interest receivable	5,605,169	110,662	292,405	—	—
Prepaid expense and other assets	6,605	1,671	3,297	2,869	1,994
Total assets	15,489,582,688	376,265,945	3,431,499,069	2,278,216,251	800,773,871
Liabilities
Due to custodian	9,159	—	—	—	—
Management fee (Note 3)	1,241,991	33,882	256,114	209,127	84,967
Administration and custody fees (Note 3)	207,883	5,504	50,524	36,351	11,806
Professional fees	38,708	38,709	38,708	38,708	38,709
Accrued expenses and other liabilities	3,795	6,312	1,213	1,213	1,211
Total liabilities	1,501,536	84,407	346,559	285,399	136,693
Net Assets	$15,488,081,152	$376,181,538	$3,431,152,510	$2,277,930,852	$800,637,178

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations
Year Ended December 31, 2009

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$61,041,268	$2,557,855	$10,951,130	$3,638,034	$1,202,306
Expenses
Management fees (Note 3)	10,706,387	421,035	3,066,651	2,529,575	727,653
Administration and custody fees (Note 3)	2,003,150	80,349	578,362	481,881	137,570
Professional fees	47,783	48,189	48,410	48,251	48,193
Trustee’s fees (Note 4)	53,891	13,642	25,237	23,252	16,066
Printing fees	6,195	1,032	1,037	1,037	1,038
Other expenses	61,967	19,201	49,215	40,949	28,979
Total expenses	12,879,373	583,448	3,768,912	3,124,945	959,499
Less: Fee waivers by Investment Advisor (Note 3)	(589,262)	(51,981)	—	—	—
Total net expenses	12,290,111	531,467	3,768,912	3,124,945	959,499
Net Investment Income	$48,751,157	$2,026,388	$7,182,218	$513,089	$242,807
Realized Gain
Net realized gain on investments	$37,660	$500	$8,555	$33,178	$4,611
Net Increase in Net Assets Resulting from Operations	$48,788,817	$2,026,888	$7,190,773	$546,267	$247,418

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$48,751,157	$226,704,311	$2,026,388	$10,798,702
Net realized gain (loss) on investments	37,660	126,859	500	(5,787)
Net increase in net assets from operations	48,788,817	226,831,170	2,026,888	10,792,915
Capital Transactions
Contributions	26,809,693,228	23,607,267,075	1,090,386,252	1,639,452,798
Withdrawals	(19,976,306,032)	(22,146,456,134)	(1,104,678,398)	(1,709,477,422)
Net increase (decrease) in net assets from capital transactions	6,833,387,196	1,460,810,941	(14,292,146)	(700,024,624)
Net Increase (Decrease) in Net Assets	6,882,176,013	1,687,642,111	(12,265,258)	(59,231,709)
Net Assets
Beginning of year	8,605,905,139	6,918,263,028	388,446,796	447,678,505
End of year	$15,488,081,152	$8,605,905,139	$376,181,538	$388,446,796
See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008
Increase in Net Assets From Operations:
Net investment income	$7,182,218	$36,766,455	$513,089	$11,875,047
Net realized gain on investments	8,555	—	33,178	251,491
Net increase in net assets from operations	7,190,773	36,766,455	546,267	12,126,538
Capital Transactions
Contributions	8,675,438,195	6,186,760,689	4,593,553,712	6,954,182,584
Withdrawals	(8,210,512,018)	(4,341,285,901)	(4,436,864,167)	(5,375,718,016)
Net increase in net assets from capital transactions	464,926,177	1,845,474,788	156,689,545	1,578,464,568
Net Increase in Net Assets	472,116,950	1,882,241,243	157,235,812	1,590,591,106
Net Assets
Beginning of year	2,959,035,560	1,076,794,317	2,120,695,040	530,103,934
End of year	$3,431,152,510	$2,959,035,560	$2,277,930,852	$2,120,695,040

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Year Ended December 31, 2009	Year Ended December 31, 2008
Increase in Net Assets From Operations:
Net investment income	$242,807	$8,945,594
Net realized gain on investments	4,611	12,040
Net increase in net assets from operations	247,418	8,957,634
Capital Transactions
Contributions	2,238,410,690	3,572,872,637
Withdrawals	(2,391,190,447)	(3,091,850,797)
Net increase (decrease) in net assets from capital transactions	(152,779,757)	481,021,840
Net Increase (Decrease) in Net Assets	(152,532,339)	489,979,474
Net Assets
Beginning of year	953,169,517	463,190,043
End of year	$800,637,178	$953,169,517

See Notes to Financial Statements.

State Street Master Funds
Financial Highlights

		Ratios to Average
		Net Assets						Net Assets
		Gross		Net		Net		End of
	Total	Operating		Operating		Investment		Period
Period Ended December 31,	Return (a)	Expenses		Expenses		Income		(000s omitted)
Money Market Portfolio
2009	0.52%	0.12%		0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%	0.12%		0.10%		2.79%		8,605,905
2007	5.30%	0.12%		0.10%		5.14%		6,918,263
2006	5.09%	0.13%		0.10%		5.08%		6,197,117
2005	3.31%	0.14%		0.10%		3.33%		1,639,871
Tax Free Money Market Portfolio
2009	0.49%	0.14%		0.13	%(b)	0.48	%(b)	376,182
2008	2.35%	0.14%		0.10%		2.32%		388,447
2007(c)	3.19%	0.17	% *	0.10	% *	3.42	% *	447,679
U.S. Government Money Market Portfolio
2009	0.25%	0.12%		0.12%		0.23%		3,431,153
2008	2.19%	0.13%		0.13%		1.97%		2,959,036
2007(c)	0.92%	0.14	% *	0.14	% *	4.39	% *	1,076,794
Treasury Money Market Portfolio
2009	0.02%	0.12%		0.12%		0.02%		2,277,931
2008	1.28%	0.13%		0.13%		0.93%		2,120,695
2007(c)	0.61%	0.19	% *	0.19	% *	3.21	% *	530,104
Treasury Plus Money Market Portfolio
2009	0.04%	0.13%		0.13%		0.03%		800,637
2008	1.57%	0.13%		0.13%		1.07%		953,170
2007(c)	0.75%	0.17	% *	0.17	% *	3.95	% *	463,190

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been 0.01% lower.

(c)	The Portfolios, other than the Money Market Portfolio, commenced operations on February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

*	Annualized.

State Street Master
Funds Notes to Financial Statements
December 31, 2009

1.   Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At December 31, 2009, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity.

State Street U.S. Government Money Market Portfolio
To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity by investing in U.S. government securities with remaining maturities of one year or less and in repurchase agreements collateralized by U.S. government securities.

State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity.

State Street Treasury Plus Money Market Portfolio
To seek a high level of current income consistent with preserving principal and liquidity by investing in a portfolio made up principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

2.   Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation:  As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Portfolios’ assets carried at fair value:

	Investments in
	Securities
		State Street	State Street U.S.	State Street	State Street
	State Street Money	Tax Free Money	Government Money	Treasury Money	Treasury Plus Money
Valuation Inputs	Market Portfolio	Market Portfolio	Market Portfolio	Market Portfolio	Market Portfolio
Level 1 — Quoted Prices	$—	$54,974,612	$—	$—	$—
Level 2 — Other Significant Observable Inputs	15,483,970,914	321,179,000	3,431,203,015	2,278,213,037	800,771,733
Level 3 — Significant Unobservable Inputs	—	—	—	—	—
Total	$15,483,970,914	$376,153,612	$3,431,203,015	$2,278,213,037	$800,771,733

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

Securities transactions, investment income and expenses:  Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner’s daily ownership percentage.

Federal income taxes:  The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2009, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 (or since inception, for Portfolios formed subsequent to 2006) through 2009 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Repurchase Agreements:  A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation:  Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of estimates:  The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.   Related Party Fees

The Portfolios have entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser an annual fee of 0.10% of the respective Portfolio’s average daily net assets. The Adviser contractually agreed to cap the total operating expenses of the State Street Money Market Portfolio and the State Street Tax Free Money Market Portfolio at 0.10% of the respective Portfolio’s average daily net assets through April 30, 2009. For the year ended December 31, 2009, SSgA FM reimbursed the Portfolios under this agreement as follows:

Fund	Amount
State Street Money Market Portfolio	$589,262
State Street Tax Free Money Market Portfolio	51,981

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 Million	0.03%
Thereafter	0.02%
Minimum annual fee per Portfolio	$150,000

Effective August 1, 2009, the annual fees paid by the Trust to State Street for its services as administrator, custodian, and transfer agent for the Portfolios were revised as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual per Portfolio	$150,000

4.   Trustees’ Fees

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.   Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.   Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Portfolios, management has evaluated the possibility of subsequent events existing in the Portfolios’ financial statements through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

State Street Master Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds:

We have audited the accompanying statements of assets and liabilities of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”) (five of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio, of State Street Master Funds at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2010

State Street Master Funds
General Information (Unaudited)
December 31, 2009

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2009 (the “Meeting”) to consider the approval of the investment advisory agreements (the “Advisory Agreements”) for State Street Money Market Portfolio (the “Money Market Portfolio”), State Street Tax Free Money Market Portfolio (the “Tax Free Portfolio”), State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio”), State Street Treasury Money Market Portfolio (the “Treasury Portfolio”) and State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio”) (collectively, the “Portfolios”). In preparation for considering the Advisory Agreements, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreements, (ii) the investment performance of the Portfolios, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, which are money market funds. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios’ investments, in monitoring and securing the Portfolios’ compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.74 trillion in assets under management as of September 30, 2009, including over $163 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products are exceptional. As discussed more fully below, they also determined that the advisory fees for the Portfolios were fair and reasonable and that their performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objectives of the Portfolios and the available data, the investment performance was acceptable. The Trustees noted that, for the Money Market Portfolio, materials provided by Lipper Inc. at the Meeting indicated that the Portfolio’s performance had been above average for Money Market Portfolio’s Lipper peer group for the reported (five-year, three-year, one-year and year-to-date) periods ending September 30, 2009. For the Tax Free Portfolio, the U.S. Government Portfolio, the Treasury Portfolio and the Treasury Plus Portfolio, each of whose longest reported performance period was only one year, the Trustees determined that while the reported performance of these Portfolios was mixed, the totality of the facts and circumstances, including the shortness of the reported period and the unsettled economic conditions prevailing during that period, supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service provider with respect to the Portfolios individually, and on an aggregate basis, for the year ended June 30, 2009, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Portfolios’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolios’ advisory fees and expense ratios were lower than the average for their peer groups, while total expense ratios were generally lower than average; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. The Trustees also considered that to help limit expenses of the Money Market Portfolio, the Tax Free Portfolio, the Treasury Portfolio and the Treasury Plus Portfolio the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreements.

Trustees and Executive Officers (unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (’DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Trustee, Old Mutual South Africa Master Trust; and Trustee, Children’s Hospital, Boston, MA.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 -present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	22
Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993-2009; Director, IEmily.com, Inc. 2000-present; and Trustee, National Osteoporosis Foundation 2005-2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002-2007
Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Select Sector SPDR® Trust
Officers:
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present).	—	—
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 9/09	Principal, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—
Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004-present), Vice President State Street Global Advisors (2004 – present).	—
David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—
Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 9/08	Vice President and Counsel (2008 – present) and Associate Counsel (2004 – 2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company.	—	—
____________
*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET EQUITY 500 INDEX FUND

ANNUAL REPORT

December 31, 2009

State Street Equity 500 Index Fund
Administrative Shares

Growth of a $10,000 Investment (a)

Investment Performance (a)
For the Year Ended December 31, 2009

	Total Return One Year Ended December 31, 2009	Total Return Five Years Ended December 31, 2009	Total Return Average Annualized Since Commencement of Operations (April 18, 2001)
State Street Equity 500 Index Fund Administrative Shares	26.25%	0.29%	0.95%
S&P 500® Index(b)	26.46%	0.42%	1.14%
____________

 (a)  Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)  The Standard & Poor’s 500 Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in an index.

2

State Street Equity 500 Index Fund

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Class’ costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Class’ actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2009

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period *
Based on Actual Class Return
Administrative Shares	$1,000.00	$1,225.00	$1.37
Service Shares	$1,000.00	$1,224.00	$1.93
Class R Shares	$1,000.00	$1,221.30	$3.89
Based on Hypothetical (5% return before expenses)
Administrative Shares	$1,000.00	$1,023.97	$1.25
Service Shares	$1,000.00	$1,023.47	$1.76
Class R Shares	$1,000.00	$1,021.70	$3.54
____________
*
The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of December 31, 2009 were 0.245%, 0.345% and 0.695%, respectively, which include each Class’ proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

3

State Street Equity 500 Index Fund

Statement of Assets and Liabilities
December 31, 2009

Assets
Investment in State Street Equity 500 Index Portfolio, at market value (identified cost $193,390,554) (Note 1)	$218,293,001
Other prepaid expenses	5,806
Receivable for Fund shares sold	392,774
218,691,581
Liabilities
Payable for Fund shares repurchased	1,223
Distribution fees payable (Note 3)	39,943
Administration fees payable (Note 3)	1,190
42,356
Net Assets	$218,649,225
Net assets consist of:
Paid-in capital	$235,778,564
Undistributed net investment income	88,564
Accumulated net realized loss	(42,266,099)
Net unrealized appreciation on investments and futures	25,048,196
Net Assets	$218,649,225
Administrative Shares:
Net Assets	$142,739,151
Shares of beneficial interest outstanding	15,336,604
Offering, net asset value, and redemption price per share	$9.31
Service Shares:
Net Assets	$66,170,544
Shares of beneficial interest outstanding	7,116,103
Offering, net asset value, and redemption price per share	$9.30
Class R Shares:
Net Assets	$9,739,530
Shares of beneficial interest outstanding	1,047,199
Offering, net asset value, and redemption price per share	$9.30

See Notes to Financial Statements.

4

State Street Equity 500 Index Fund

Statement of Operations
Year Ended December 31, 2009

Income and Expenses allocated from Portfolio
Dividend income allocated from Portfolio (Note 2)	$4,164,210
Interest income allocated from Portfolio (Note 2)	10,833
Expenses allocated from Portfolio (Note 3)	(81,294)
4,093,749
Expenses
Distribution Fees (Note 3)
Administrative Shares	177,016
Service Shares	137,809
Class R Shares	41,781
Administration fees (Note 3)	90,049
446,655
Net Investment Income	$3,647,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Portfolio on:
Investments	$(10,878,608)
Futures	1,235,312
(9,643,296)
Change in net unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	52,371,415
Futures	5,979
52,377,394
Net realized and unrealized gain	42,734,098
Net Increase in Net Assets Resulting from Operations	$46,381,192

See Notes to Financial Statements.

5

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	For The Year Ended December 31, 2009	For The Year Ended December 31, 2008
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$3,647,094	$4,495,325
Net realized loss on investments and futures	(9,643,296)	(2,032,404)
Change in net unrealized appreciation (depreciation) on investments and futures	52,377,394	(99,379,370)
Net increase (decrease) in net assets resulting from operations	46,381,192	(96,916,449)
Distributions to Shareholders from:
Net investment income Administrative Shares	(2,418,095)	(3,183,788)
Service Shares	(1,053,872)	(1,136,976)
Class R Shares	(121,207)	(120,912)
Total distributions	(3,593,174)	(4,441,676)
Net Increase (Decrease) from Capital Share Transactions Administrative Shares
Shares sold	13,952,674	11,090,053
Reinvestment of distributions	2,418,095	3,183,788
Shares redeemed	(11,295,890)	(25,494,917)
Net increase (decrease) from capital share transactions	5,074,879	(11,221,076)
Service Shares
Shares sold	20,280,541	13,444,390
Reinvestment of distributions	1,053,872	1,136,976
Shares redeemed	(10,857,206)	(16,091,872)
Net increase (decrease) from capital share transactions	10,477,207	(1,510,506)
Class R Shares
Shares sold	4,228,561	2,501,810
Reinvestment of distributions	121,207	120,912
Shares redeemed	(1,323,076)	(847,044)
Net increase from capital share transactions	3,026,692	1,775,678
Net Increase (Decrease) in Net Assets	61,366,796	(112,314,029)
Net Assets
Beginning of year	157,282,429	269,596,458
End of year	$218,649,225	$157,282,429
Undistributed net investment income	$88,564	$51,153
Changes in Shares:
Administrative Shares
Shares sold	1,735,173	1,073,804
Reinvestment of distributions	257,249	430,824
Shares redeemed	(1,470,616)	(2,440,324)
Net increase (decrease) in shares	521,806	(935,696)
Service Shares
Shares sold	2,859,125	1,338,991
Reinvestment of distributions	112,233	153,853
Shares redeemed	(1,360,114)	(1,793,104)
Net increase (decrease) in shares	1,611,244	(300,260)
Class R Shares
Shares sold	536,313	245,875
Reinvestment of distributions	12,894	16,361
Shares redeemed	(166,119)	(81,791)
Net increase in shares	383,088	180,445

See Notes to Financial Statements.

6

State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative share of beneficial interest outstanding throughout each year is presented below:

	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.50	$12.24	$11.83	$10.41	$10.10
Investment Operations:
Net investment income	0.17 *	0.21 *	0.22 *	0.19 *	0.17 *
Net realized and unrealized gain (loss) on investments	1.80	(4.73)	0.41	1.42	0.30
Total from investment operations	1.97	(4.52)	0.63	1.61	0.47
Less Distributions From:
Net investment income	(0.16)	(0.22)	(0.22)	(0.19)	(0.16)
Net increase (decrease) in net assets	1.81	(4.74)	0.41	1.42	0.31
Net Asset Value, End of Year	$9.31	$7.50	$12.24	$11.83	$10.41
Total Return(b)	26.25%	(36.89)%	5.35%	15.52%	4.66%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$142,739	$111,075	$192,718	$206,607	$195,725
Ratios to average net assets(a):
Operating expenses	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	2.08%	2.09%	1.76%	1.75%	1.64%
Portfolio turnover rate(c)	19%	14%	12%	10%	8%
____________
(a)	The per shares amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

See Notes to Financial Statements.

7

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Service share of beneficial interest outstanding throughout each year is presented below:

	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.49	$12.22	$11.82	$10.40	$10.10
Investment Operations:
Net investment income	0.16 *	0.20 *	0.21 *	0.18 *	0.16 *
Net realized and unrealized gain (loss) on investments	1.80	(4.72)	0.40	1.42	0.30
Total from investment operations	1.96	(4.52)	0.61	1.60	0.46
Less Distributions From:
Net investment income	(0.15)	(0.21)	(0.21)	(0.18)	(0.16)
Net increase (decrease) in net assets	1.81	(4.73)	0.40	1.42	0.30
Net Asset Value, End of Year	$9.30	$7.49	$12.22	$11.82	$10.40
Total Return(b)	26.16%	(36.93)%	5.16%	15.41%	4.56%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$66,171	$41,232	$70,965	$59,792	$39,086
Ratios to average net assets(a):
Operating expenses	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.96%	1.98%	1.67%	1.65%	1.56%
Portfolio turnover rate(c)	19%	14%	12%	10%	8%
____________
(a)	The per shares amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

See Notes to Financial Statements.

8

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class R share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Period Ended 12/31/05 (a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.49	$12.23	$11.82	$10.40	$9.98
Investment Operations:
Net investment income	0.13 *	0.17 *	0.16 *	0.15 *	0.08	*
Net realized and unrealized gain (loss) on investments	1.80	(4.72)	0.42	1.41	0.41
Total from investment operations	1.93	(4.55)	0.58	1.56	0.49
Less Distributions From:
Net investment income	(0.12)	(0.19)	(0.17)	(0.14)	(0.07)
Net increase (decrease) in net assets	1.81	(4.74)	0.41	1.42	0.42
Net Asset Value, End of Period	$9.30	$7.49	$12.23	$11.82	$10.40
Total Return(c)	25.72%	(37.20)%	4.88%	15.02%	4.92%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$9,740	$4,975	$5,914	$3,104	$105
Ratios to average net assets(b):
Operating expenses	0.695%	0.695%	0.695%	0.695%	0.650	%(d)
Net investment income	1.60%	1.67%	1.33%	1.33%	1.37	%(d)
Portfolio turnover rate(e)	19%	14%	12%	10%	8%
____________
(a)	Class R Shares commenced operations on June 7, 2005.

(b)	The per shares amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

See Notes to Financial Statements.

9

State Street Equity 500 Index Fund
Notes to Financial Statements
December 31, 2009

1. Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of December 31, 2009, the Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street U.S. Government Money Market Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares, Service Shares and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003 and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (11.53% at December 31, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio, as of December 31, 2009, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

10

The Portfolio adopted provisions surrounding Disclosures about Derivatives and Hedging which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosures as of December 31, 2009, are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the years ended December 31, for ordinary income, was as follows:

	2009	2008
Ordinary income	$3,593,174	$4,441,676

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,635
Capital loss carryover	(23,999,778)
Post-October 2009 loss deferral	(3,132,219)
Unrealized appreciation	9,992,023
Total	$(17,129,339)

At December 31, 2009 the differences between book basis and tax basis components of net assets were primarily attributable to wash sale deferrals, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, current year post-October losses deferred, and capital loss carryover.

Federal income taxes – The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for reallocation of tax gains/losses on securities and futures, REIT adjustments for securities sold, REIT capital gain distributions adjustment, and unused capital loss carryover expired.

For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
$673,144	$(656,635)	$(16,509)

11

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

At December 31, 2009, the Fund had capital loss carry forwards in the amount of $23,999,778, which may be utilized to offset future net realized capital gains in the amounts and until the expiration dates noted below:

	Expiration Year
2010	2011	2012	2013	2014	2016	2017
$7,776,419	$78,263	$357,924	$216,052	$634,808	$4,728,997	$10,207,315

During the year ended December 31, 2009, capital loss carryover in the amount of $3,344,055 expired unused. The Fund has elected to defer Post-October losses of $3,132,219 until the first day of fiscal year 2010.

At December 31, 2009, the cost of investments computed on a federal income tax basis was $208,390,227, resulting in $9,902,774 of unrealized appreciation.

The Fund has reviewed the tax positions for open years as of December 31, 2009 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation:  Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

Use of estimates:  The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. Related Party Fees and Transactions

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). In addition, the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio’s investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the year ended December 31, 2009, the Fund incurred fees of $90,049 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets in compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the year ended December 31, 2009, the Fund’s pro-rata share of these expenses amounted to $81,294.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund’s shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the year ended December 31, 2009, the Fund’s Administrative Shares, Service Shares and Class R Shares incurred $177,016, $137,809 and $41,781 of expenses, respectively, pursuant to the Rule 12b-1 plan.

12

4. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

13

State Street Equity 500 Index Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Fund of State Street Institutional Investment Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2010

14

State Street Equity 500 Index Fund
General Information
December 31, 2009 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the Fund’s distributions for its fiscal year ended December 31, 2009:

State Street Equity 500 Index Fund had 100% of 2009 ordinary dividends paid qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2009 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Fund (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder index fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund’s investments, in monitoring and securing the Fund’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.74 trillion in assets under management as of September 30, 2009, including over $163 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolio and indirectly to the Fund were appropriate and had been of good quality.

15

The Trustees noted that, in view of the investment objective of the Fund and the available data, the investment performance was acceptable. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service provider with respect to the Fund individually, and on an aggregate basis, for the year ended June 30, 2009, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Fund’s advisory fee was lower than the average for the respective peer group, while total expense ratios were generally lower than average although in some cases higher than average for one share class; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company. The Board determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with State Street Global Markets LLC, a wholly-owned subsidiary of State Street, as distributor. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

16

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Master Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 – present); Chairman emeritus, Children’s Hospital (1984 – present); Director, Boston Plan For Excellence (non-profit) (1994 – present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 – 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Master Funds; Trustee, Old Mutual South Africa Master Trust; and Trustee, Children’s Hospital, Boston, MA.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 – present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22
Trustee, State Street Master Funds; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000-present; and Trustee, National Osteoporosis Foundation 2005 – 2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Master Funds; Treasurer, Nantucket Educational Trust, 2002 – 2007

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors.	22	Trustee, State Street Master Funds; and Trustee, Select Sector SPDR® Trust

Officers:
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present).	—	—

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Principal, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—

17

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004 – present), Vice President State Street Global Advisors (2004 – present).	—	—

David James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—

Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected: 9/08	Vice President and Counsel (2008 – present) and Associate Counsel (2004 – 2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company.	—	—
____________
*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

18

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Distributor (through July 31, 2009) ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Distributor (from August 1, 2009) State Street Global Markets LLC State Street Financial Center One Lincoln Street Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Fund
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

19

STATE STREET EQUITY 500 INDEX PORTFOLIO

ANNUAL REPORT

December 31, 2009

20

State Street Equity 500 Index Portfolio

The State Street Equity 500 Index Portfolio (the “Portfolio”) seeks to match as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “Index”). In seeking this objective, the Portfolio utilizes a passive management strategy designed to track the performance of the Index.

For the 12-month period ended December 31, 2009 (the “Reporting Period”), the total return for the Portfolio was 26.50%, and the total return for the Index was 26.46%. The Portfolio and Index returns reflect the reinvestment of dividends and other income.

The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The U.S. stock market started 2009 much the same way it ended 2008, falling steadily into early March. Poor growth prospects, falling corporate profits, tight credit conditions, and a weak job market all helped push the market lower. In early March, stocks reached a sudden turning point. The Index rose nearly 20% in the last three weeks of March when some good news helped spark some optimism in the market. Despite this furious rally, the Index ended the first quarter with a loss of just over 11%.

The rally that started in March gained momentum over the next two quarters. The Index gained over 15% in each of the next two quarters as aggressive monetary and fiscal stimulus measures began to take hold. Improvements in credit spreads, business confidence and other leading economic indicators helped improve sentiment throughout the year, leading many to hope the worst had passed. The rally continued into the fourth quarter at a reduced, but still solid pace. Reported earnings were better than predicted, and some earning projections for the future were revised upward.

The Index ended the year with a gain of 26.46%. The rally in the middle of the year was the strongest surge seen since the middle of the 1970’s, when the country was emerging from a deep recession. While the recovery in the market has been strong, index levels are still well below the highs set in 2007. There are still many challenges facing the markets and economy, including high unemployment, fears of inflation or a double dip recession, and concerns over the exit strategies Central Banks will use to reduce their stimulus programs. After six straight quarters of negative returns, the gains during the final three quarters of 2009 gave investors some relief after a long, difficult period.

The stock market rally spread across all sectors during the year. None of the ten Global Industry Classification Standard (“GICS”) sectors posted double digit returns for the year. Technology stocks led the rally and Consumer Discretionary stocks were not far behind. Telecommunication stocks were the laggard during the year with a respectable positive return. It’s reasonable to infer that these results reflect changing views on the economy and improved sentiment on more aggressive sectors (such as Technology and Consumer Discretionary). The more defensive sectors such as Telecommunications and Utilities did not fully participate in the rally, but still managed solid gains.

Much of the rally during the Reporting Period was led by names that had been severely punished during the market downdraft during 2007-2008. The top six individual stock returns were XL Capital, Tenet Healthcare, Advanced Micro Devices, Ford Motor, Genworth Financial, and Micron Technology.

While the vast majority of stocks in the Index posted gains during the year, some companies were not able to benefit from the rally. The most notable stock being General Motors; the automaker was a long standing member of the Dow Jones Industrial Average, and for years the company was a stalwart of American industry. Years of falling sales and high unit costs (relative to peers) combined with the worst recession in decades resulted in GM’s filing for bankruptcy. The U.S. government arranged a quick turnaround in bankruptcy court, and is now the largest owner of the company.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

21

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)
For the Year Ended December 31, 2009

	Total Return One Year Ended December 31, 2009	Total Return Five Years Ended December 31, 2009	Total Return Average Annualized Since Commencement of Operations (March 1, 2000)
State Street Equity 500 Index Portfolio	26.50%	0.40%	–0.25%
S&P 500® Index(b)	26.46%	0.42%	–0.25%
____________
(a)
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)
The Standard & Poor’s 500 Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in an index.

22

State Street Equity 500 Index Portfolio

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Portfolio’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio’s actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2009

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period *
Based on Actual Portfolio Return	$1,000.00	$1,225.80	$0.25
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.98	$0.23
____________
*
The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2009 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

23

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2009
Common Stocks	97.5%
Money Market Funds	1.6
U.S. Government Securities	0.3
Other Assets in Excess of Liabilities	0.6
Total	100.0%

Top Five Sectors (excluding short-term investments) *	December 31, 2009
Information Technology	18.2%
Financials	14.8
Health Care	12.1
Energy	11.3
Consumer Staples	11.0
Total	67.4%
____________
* As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

24

State Street Equity 500 Index Portfolio
Portfolio of Investments
December 31, 2009

	Shares	Market Value (000)
COMMON STOCKS – 97.5%
Consumer Discretionary – 9.7%
Abercrombie & Fitch Co. Class A	15,846	$552
Amazon.Com, Inc.(a)	62,292	8,380
Apollo Group, Inc. Class A(a)	23,129	1,401
AutoNation, Inc.(a)	16,963	325
AutoZone, Inc.(a)	5,464	864
Bed Bath & Beyond, Inc.(a)	49,145	1,898
Best Buy Co., Inc.	64,519	2,546
Big Lots, Inc.(a)	16,227	470
Black & Decker Corp.	11,937	774
Carnival Corp.(a)	82,750	2,622
CBS Corp. Class B	127,003	1,784
Coach, Inc.	59,828	2,186
Comcast Corp. Class A	530,448	8,943
D.R. Horton, Inc.	52,876	575
Darden Restaurants, Inc.	27,988	982
DeVry, Inc.	12,500	709
Direct TV. Class A(a)	176,977	5,902
Eastman Kodak Co.(a)	54,482	230
eBay, Inc.(a)	207,303	4,880
Expedia, Inc.(a)	38,815	998
Family Dollar Stores, Inc.	25,558	711
Ford Motor Co.(a)	612,398	6,124
Fortune Brands, Inc.	27,245	1,177
GameStop Corp. Class A(a)	32,400	711
Gannett Co., Inc.	42,074	625
Gap, Inc.	86,798	1,818
Genuine Parts Co.	29,509	1,120
Goodyear Tire & Rubber Co.(a)	42,357	597
H&R Block, Inc.	60,415	1,367
Harley-Davidson, Inc.	42,501	1,071
Harman International Industries, Inc.	12,621	445
Hasbro, Inc.	24,425	783
Home Depot, Inc.	314,712	9,105
Host Hotels & Resorts, Inc.(a)	112,521	1,313
International Game Technology	53,619	1,006
Interpublic Group of Cos., Inc.(a)	83,894	619
JC Penney Co., Inc.	44,010	1,171
Johnson Controls, Inc.	123,686	3,369
Kohl’s Corp.(a)	57,833	3,119
Lennar Corp. Class A	25,931	331
Limited Brands	51,267	986
Lowe’s Cos., Inc.	272,962	6,385
Macy’s, Inc.	78,623	1,318
Marriot International, Inc. Class A	49,350	1,345
Mattel, Inc.	67,076	1,340
McDonald’s Corp.	200,825	12,540
McGraw-Hill, Inc.	59,066	1,979
Meredith Corp.	7,889	243

25

New York Times Co. Class A(a)	22,922	283
Newell Rubbermaid, Inc.	50,693	761
News Corp. Class A	417,409	5,714
NIKE, Inc. Class B	71,752	4,741
Nordstrom, Inc.	29,533	1,110
O’Reilly Automotive, Inc.(a)	24,600	938
Office Depot, Inc.(a)	51,256	331
Omnicom Group, Inc.	58,541	2,292
Polo Ralph Lauren Corp.	10,615	860
Priceline.com, Inc.(a)	7,690	1,680
Pulte Homes, Inc.(a)	64,905	649
Radioshack Corp.	26,203	511
Ross Stores, Inc.	22,300	952
Scripps Networks Interactive, Inc. Class A	17,135	711
Sears Holdings Corp.(a)	9,374	782
Snap-On, Inc.	11,612	491
Stanley Works	14,483	746
Staples, Inc.	136,733	3,362
Starbucks Corp.(a)	139,361	3,214
Starwood Hotels & Resorts Worldwide, Inc.	34,647	1,267
Target Corp.	140,816	6,811
Tiffany & Co.	22,880	984
Time Warner Cable, Inc.	66,571	2,755
Time Warner, Inc.	216,491	6,309
TJX Cos., Inc.	76,806	2,807
V.F. Corp.	16,193	1,186
Viacom, Inc. Class B(a)	115,022	3,420
Walt Disney Co.	348,745	11,247
Washington Post Co. Class B	1,260	554
Whirlpool Corp.	13,661	1,102
Wyndham Worldwide Corp.	34,299	692
Wynn Resorts, Ltd.	12,300	716
Yum! Brands, Inc.	88,292	3,088
		182,805
Consumer Staples – 11.0%
Altria Group, Inc.	387,999	7,616
Archer-Daniels-Midland Co.	118,024	3,695
Avon Products, Inc.	79,160	2,493
Brown-Forman Corp. Class B	20,855	1,117
Campbell Soup Co.	34,065	1,151
Clorox Co.	26,043	1,589
Coca-Cola Co.	432,011	24,625
Coca-Cola Enterprises, Inc.	62,501	1,325
Colgate-Palmolive Co.	91,901	7,550
ConAgra Foods, Inc.	82,975	1,913
Constellation Brands, Inc. Class A(a)	37,426	596
Costco Wholesale Corp.	80,289	4,751
CVS Caremark Corp.	262,032	8,440
Dean Foods Co.(a)	33,458	604
Dr Pepper Snapple Group, Inc.	46,200	1,307
Estee Lauder Cos., Inc. Class A	23,252	1,124
General Mills, Inc.	61,732	4,371
H.J. Heinz Co.	59,469	2,543
Hormel Foods Corp.	13,400	515
Kellogg Co.	47,535	2,529
Kimberly-Clark Corp.	76,500	4,874

26

Kraft Foods, Inc. Class A	276,309	7,510
Kroger Co.	123,176	2,529
Lorillard, Inc.	29,461	2,364
McCormick & Co., Inc.	23,953	865
Molson Coors Brewing Co., Class B	28,262	1,276
Pepsi Bottling Group, Inc.	26,753	1,003
PepsiCo, Inc.	290,656	17,672
Philip Morris International, Inc.	354,799	17,098
Procter & Gamble Co.	542,719	32,905
Reynolds American, Inc.	30,887	1,636
Safeway, Inc.	76,564	1,630
Sara Lee Corp.	127,334	1,551
SuperValu, Inc.	41,948	533
Sysco Corp.	111,809	3,124
The Hershey Company	30,782	1,102
The J.M. Smucker Co.	22,060	1,362
Tyson Foods, Inc., Class A	57,835	710
Wal-Mart Stores, Inc.	397,602	21,252
Walgreen Co.	182,618	6,706
Whole Foods Market, Inc.(a)	24,833	682
		208,238
Energy – 11.3%
Anadarko Petroleum Corp.	91,026	5,682
Apache Corp.	62,325	6,430
Baker Hughes, Inc.	58,478	2,367
BJ Services Co.	54,048	1,005
Cabot Oil & Gas Corp.	20,300	885
Cameron International Corp.(a)	44,300	1,852
Chesapeake Energy Corp.	121,382	3,141
Chevron Corp.(b)	372,546	28,682
ConocoPhillips	275,030	14,046
Consol Energy, Inc.	33,073	1,647
Denbury Resources, Inc.(a)	47,800	707
Devon Energy Corp.	82,251	6,045
Diamond Offshore Drilling, Inc.	12,900	1,270
El Paso Corp.	130,692	1,285
EOG Resources, Inc.	46,517	4,526
EQT Corp.	23,600	1,036
ExxonMobil Corp.(b)	882,272	60,162
FMC Technologies, Inc.(a)	22,800	1,319
Halliburton Co.	166,934	5,023
Hess Corp.	55,101	3,334
Marathon Oil Corp.	130,177	4,064
Massey Energy Co.	15,800	664
Murphy Oil Corp.	35,941	1,948
Nabors Industries, Ltd.(a)	52,804	1,156
National Oilwell Varco, Inc.	79,257	3,494
Noble Energy, Inc.	32,710	2,330
Occidental Petroleum Corp.	150,444	12,239
Peabody Energy Corp.	50,424	2,280
Pioneer Natural Resources Co.	22,000	1,060
Questar Corp.	32,468	1,350
Range Resources Corp.	28,700	1,431
Rowan Cos., Inc.(a)	19,620	444
Schlumberger, Ltd.	222,575	14,487
Smith International, Inc.	44,334	1,204

27

Southwestern Energy Co.(a)	65,200	3,143
Spectra Energy Corp.	121,798	2,498
Sunoco, Inc.	20,384	532
Tesoro Corp.	26,365	357
Valero Energy Corp.	105,609	1,769
Williams Cos., Inc.	109,768	2,314
XTO Energy, Inc.	107,452	5,000
		214,208
Financials – 14.8%
AFLAC, Inc.	85,990	3,977
Allstate Corp.	101,506	3,049
American Express Co.	220,064	8,917
American International Group, Inc.(a)	24,133	723
Ameriprise Financial, Inc.	46,207	1,794
AON Corp.	50,647	1,942
Apartment Investment & Management Co. Class A	21,052	335
Assurant, Inc.	20,831	614
AvalonBay Communities, Inc.	14,398	1,182
Bank of America Corp.	1,852,771	27,903
Bank of New York Mellon Corp.	223,185	6,242
BB&T Corp.	129,070	3,274
Boston Properties, Inc.	25,967	1,742
Capital One Financial Corp.	82,863	3,177
CB Richard Ellis Group, Inc. Class A(a)	47,275	641
Charles Schwab Corp.	180,193	3,391
Chubb Corp.	62,875	3,092
Cincinnati Financial Corp.	31,214	819
Citigroup, Inc.	3,627,702	12,008
CME Group, Inc.	12,191	4,096
Comerica, Inc.	26,844	794
Developers Diversified Realty Corp.	1,532	14
Discover Financial Services	100,205	1,474
E*Trade Financial Corp.(a)	305,315	534
Equity Residential	51,257	1,731
Federated Investors, Inc. Class B	18,970	522
Fifth Third Bancorp	148,516	1,448
First Horizon National Corp.(a)	43,304	580
Franklin Resources, Inc.	28,380	2,990
Genworth Financial, Inc. Class A(a)	91,551	1,039
Goldman Sachs Group, Inc.	95,334	16,096
Hartford Financial Services Group, Inc.	70,597	1,642
HCP, Inc.	54,900	1,677
Health Care REIT, Inc.	23,800	1,055
Hudson City Bancorp, Inc.	92,292	1,267
Huntington Bancshares, Inc.	118,556	433
IntercontinentalExchange, Inc.(a)	13,680	1,536
Invesco Ltd.	78,100	1,835
J.P. Morgan Chase & Co.	731,815	30,495
Janus Capital Group, Inc.	36,007	484
KeyCorp	174,875	971
Kimco Realty Corp.	71,369	966
Legg Mason, Inc.	31,242	942
Leucadia National Corp.(a)	35,436	843
Lincoln National Corp.	56,392	1,403
Loews Corp.	68,631	2,495
M & T Bank Corp.	15,937	1,066

28

Marsh & McLennan Cos., Inc.	98,753	2,180
Marshall & Ilsley Corp.	105,093	573
Mastercard, Inc. Class A	17,700	4,531
MetLife, Inc.	151,596	5,359
Moody’s Corp.	38,966	1,044
Morgan Stanley	254,830	7,543
NASDAQ OMX Group, Inc.(a)	28,600	567
Northern Trust Corp.	45,506	2,384
NYSE Euronext	47,300	1,197
Paychex, Inc.	60,338	1,849
People’s United Financial Inc.	68,100	1,137
PNC Financial Services Group, Inc.	85,317	4,504
Principal Financial Group, Inc.	58,391	1,404
Progressive Corp.(a)	125,201	2,252
ProLogis	87,391	1,196
Prudential Financial, Inc.	85,339	4,246
Public Storage, Inc.	24,987	2,035
Regions Financial Corp.	227,189	1,202
Simon Property Group, Inc.	52,415	4,183
SLM Corp.(a)	91,354	1,030
State Street Corp.(c)	90,925	3,959
SunTrust Banks, Inc.	93,818	1,904
T. Rowe Price Group, Inc.	48,275	2,571
Torchmark Corp.	15,021	660
Total System Services, Inc.	37,775	652
Travelers Cos., Inc.	101,104	5,041
U.S. Bancorp	358,452	8,069
Unum Group	60,129	1,174
Ventas, Inc.	29,100	1,273
Visa, Inc.	83,100	7,268
Vornado Realty Trust	29,014	2,029
Wells Fargo Co.	952,849	25,717
Western Union Co.	132,485	2,497
XL Capital, Ltd. Class A	66,368	1,217
Zions Bancorp	25,453	327
		280,024
Health Care – 12.1%
Abbott Laboratories	288,006	15,549
Aetna, Inc.	82,350	2,611
Allergan, Inc.	58,292	3,673
AmerisourceBergen Corp.	54,186	1,413
Amgen, Inc.(a)	188,236	10,649
Baxter International, Inc.	111,761	6,558
Becton, Dickinson & Co.	43,497	3,430
Biogen Idec, Inc.(a)	54,531	2,917
Boston Scientific Corp.(a)	284,234	2,558
Bristol-Myers Squibb Co.	317,516	8,017
C.R. Bard, Inc.	17,797	1,386
Cardinal Health, Inc.	67,657	2,181
CareFusion Corp.(a)	31,178	780
Celgene Corp.(a)	84,618	4,712
Cephalon, Inc.(a)	13,300	830
CIGNA Corp.	50,996	1,799
Coventry Health Care, Inc.(a)	26,203	637
DaVita, Inc.(a)	18,200	1,069
Dentsply International Inc.	26,700	939

29

Eli Lilly & Co.	188,975	6,748
Express Scripts, Inc.(a)	50,599	4,374
Forest Laboratories, Inc.(a)	56,502	1,814
Genzyme Corp.(a)	48,392	2,372
Gilead Sciences, Inc.(a)	166,299	7,197
Hospira, Inc.(a)	29,203	1,489
Humana, Inc.(a)	31,607	1,387
Intuitive Surgical, Inc.(a)	7,100	2,154
Johnson & Johnson	512,449	33,007
King Pharmaceuticals, Inc.(a)	48,592	596
Laboratory Corp. of America Holdings(a)	20,222	1,513
Life Technologies Corp.(a)	32,987	1,723
McKesson Corp.	50,355	3,147
Mead Johnson Nutrition Co.	34,818	1,522
Medco Health Solutions, Inc.(a)	87,968	5,622
Medtronic, Inc.	204,778	9,006
Merck & Co., Inc.	569,270	20,801
Millipore Corp.(a)	11,135	806
Mylan Inc.(a)	60,109	1,108
Patterson Cos., Inc.(a)	18,294	512
Pfizer, Inc.	1,504,611	27,369
Quest Diagnostics, Inc.	29,300	1,769
St. Jude Medical, Inc.(a)	61,226	2,252
Stryker Corp.	53,289	2,684
Tenet Healthcare Corp.(a)	73,370	396
UnitedHealth Group, Inc.	215,596	6,571
Varian Medical Systems, Inc.(a)	22,660	1,062
Watson Pharmaceuticals, Inc.(a)	20,646	818
Wellpoint, Inc.(a)	84,838	4,945
Zimmer Holdings, Inc.(a)	39,552	2,338
		228,810
Industrials – 10.2%
3M Co.	131,072	10,836
Amphenol Corp. Class A	31,200	1,441
Avery Dennison Corp.	21,588	788
Boeing Co.	135,988	7,361
Burlington Northern Santa Fe Corp.	48,482	4,781
Caterpillar, Inc.	116,279	6,627
CH Robinson Worldwide, Inc.	31,561	1,854
Cintas Corp.	25,088	654
CSX Corp.	74,338	3,605
Cummins, Inc.	37,058	1,699
Danaher Corp.	49,086	3,691
Deere & Co.	77,837	4,210
Dover Corp.	33,695	1,402
Eaton Corp.	31,195	1,985
Emerson Electric Co.	139,348	5,936
Equifax, Inc.	25,683	793
Expeditors International Washington, Inc.	38,620	1,341
Fastenal Co.	25,500	1,062
FedEx Corp.	57,800	4,823
First Solar, Inc.(a)	8,670	1,174
Flir Systems, Inc.(a)	28,900	946
Flowserve Corp.	10,400	983
Fluor Corp.	32,260	1,453
General Dynamics Corp.	71,061	4,844

30

General Electric Co.(b)	1,977,333	29,917
Goodrich Co.	22,445	1,442
Honeywell International, Inc.	143,081	5,609
Illinois Tool Works, Inc.	72,971	3,502
Iron Mountain, Inc.(a)	32,200	733
ITT Industries, Inc.	34,192	1,701
Jacobs Engineering Group, Inc.(a)	22,300	839
L-3 Communications Holdings, Inc.	21,803	1,896
Leggett & Platt, Inc.	27,098	553
Lockheed Martin Corp.	59,152	4,457
Masco Corp.	64,323	888
Monster Worldwide, Inc.(a)	22,609	393
Norfolk Southern Corp.	69,655	3,651
Northrop Grumman Corp.	57,811	3,229
PACCAR, Inc.	68,674	2,491
Pall Corp.	21,509	779
Parker-Hannifin Corp.	29,403	1,584
Pitney Bowes, Inc.	40,027	911
Precision Castparts Corp.	26,007	2,870
Quanta Services, Inc.(a)	39,800	829
R.R. Donnelley & Sons Co.	36,109	804
Raytheon Co.	70,682	3,642
Republic Services, Inc.	60,403	1,710
Robert Half International, Inc.	30,640	819
Rockwell Automation, Inc.	26,305	1,236
Rockwell Collins, Inc.	28,431	1,574
Roper Industries, Inc.	17,000	890
Ryder Systems, Inc.	11,321	466
Southwest Airlines Co.	134,786	1,541
Stericycle, Inc.(a)	14,800	816
Textron, Inc.	49,939	939
Thermo Fisher Scientific, Inc.(a)	77,324	3,688
Union Pacific Corp.	93,468	5,973
United Parcel Service, Inc. Class B	183,846	10,547
United Technologies Corp.	174,478	12,110
W.W. Grainger, Inc.	11,569	1,120
Waste Management, Inc.	89,739	3,034
		193,472
Information Technology – 18.2%
Adobe Systems, Inc.(a)	96,157	3,537
Advanced Micro Devices, Inc.(a)	99,186	960
Affiliated Computer Services, Inc. Class A(a)	18,737	1,118
Agilent Technologies, Inc.(a)	64,768	2,012
Akamai Technologies, Inc.(a)	34,224	867
Altera Corp.	52,854	1,196
Analog Devices, Inc.	53,269	1,682
AOL, Inc.(a)(d)	1	—
Apple Inc.(a)	167,284	35,274
Applied Materials, Inc.	252,607	3,521
Autodesk, Inc.(a)	41,576	1,056
Automatic Data Processing, Inc.	95,317	4,081
BMC Software, Inc.(a)	34,221	1,372
Broadcom Corp. Class A(a)	81,359	2,559
CA, Inc.	72,499	1,628
Cisco Systems, Inc.(a)	1,072,419	25,674
Citrix Systems, Inc.(a)	33,367	1,388

31

Cognizant Technology Solutions Corp. Class A(a)	55,284	2,504
Computer Sciences Corp.(a)	27,744	1,596
Compuware Corp.(a)	51,350	371
Corning, Inc.	288,176	5,565
Dell, Inc.(a)	317,050	4,553
Dun & Bradstreet Corp.	9,400	793
Electronic Arts, Inc.(a)	60,100	1,067
EMC Corp.(a)	377,584	6,596
Fidelity National Information Services, Inc.	58,077	1,361
Fiserv, Inc.(a)	28,852	1,399
Google, Inc. Class A(a)	44,790	27,769
Harris Corp.	23,700	1,127
Hewlett-Packard Co.	441,916	22,763
IMS Health, Inc.	34,832	734
Intel Corp.	1,028,956	20,991
International Business Machines Corp.	243,942	31,932
Intuit, Inc.(a)	60,663	1,863
Jabil Circuit, Inc.	31,651	550
Juniper Networks, Inc.(a)	98,893	2,637
KLA-Tencor Corp.	30,605	1,107
Lexmark International Group, Inc. Class A(a)	15,842	412
Linear Technology Corp.	43,763	1,337
LSI Corp.(a)	114,762	690
McAfee, Inc.(a)	28,200	1,144
MEMC Electronic Materials, Inc.(a)	45,478	619
Microchip Technology, Inc.	32,489	944
Micron Technology, Inc.(a)	153,662	1,623
Microsoft Corp.(b)	1,435,335	43,763
Molex, Inc.	23,305	502
Motorola, Inc.(a)	435,465	3,379
National Semiconductor Corp.	42,096	647
NetApp, Inc.(a)	61,857	2,127
Novell, Inc.(a)	68,720	285
Novellus Systems, Inc.(a)	20,030	468
NVIDIA Corp.(a)	99,756	1,863
Oracle Corp.	728,362	17,874
PerkinElmer, Inc.	21,118	435
QLogic Corp.(a)	24,322	459
QUALCOMM, Inc.	309,711	14,327
Red Hat, Inc.(a)	37,200	1,150
SAIC, Inc.(a)	54,800	1,038
Salesforce.com, Inc.(a)	21,200	1,564
SanDisk Corp.(a)	40,667	1,179
Sun Microsystems, Inc.(a)	139,841	1,310
Symantec Corp.(a)	153,863	2,753
Tellabs, Inc.(a)	73,830	419
Teradata Corp.(a)	33,520	1,054
Teradyne, Inc.(a)	28,149	302
Texas Instruments, Inc.	232,199	6,051
VeriSign, Inc.(a)	37,521	910
Waters Corp.(a)	17,265	1,070
Western Digital Corp.(a)	42,000	1,854
Xerox Corp.	161,834	1,369
Xilinx, Inc.	51,202	1,283
Yahoo!, Inc.(a)	218,719	3,670
		345,077

32

Materials – 3.6%
Air Products & Chemicals, Inc.	39,809	3,227
Airgas, Inc.	16,600	790
AK Steel Holding Corp.	20,000	427
Alcoa, Inc.	180,249	2,906
Allegheny Technologies, Inc.	17,228	771
Ball Corp.	17,262	892
Bemis Co., Inc.	21,162	627
CF Industries Holdings, Inc.	9,750	885
Cliffs Natural Resources, Inc.	23,400	1,078
Dow Chemical Co.	211,928	5,856
E.I. Du Pont de Nemours & Co.	167,412	5,637
Eastman Chemical Co.	14,204	856
Ecolab, Inc.	43,666	1,947
FMC Corp.	12,600	703
Freeport-McMoRan Copper & Gold, Inc. Class B(a)	79,652	6,395
International Flavors & Fragrances, Inc.	16,031	660
International Paper Co.	81,411	2,180
MeadWestvaco Corp.	30,320	868
Monsanto Co.	102,255	8,359
Newmont Mining Corp.	90,206	4,268
Nucor Corp.	59,354	2,769
Owens-Illinois, Inc.(a)	30,400	999
Pactiv Corp.(a)	22,615	546
Plum Creek Timber Co., Inc.	29,311	1,107
PPG Industries, Inc.	30,971	1,813
Praxair, Inc.	56,711	4,554
Sealed Air Corp.	29,692	649
Sherwin-Williams Co.	17,696	1,091
Sigma-Aldrich Corp.	23,634	1,194
Titanium Metals Corp.(a)	16,600	208
United States Steel Corp.	25,878	1,426
Vulcan Materials Co.	22,561	1,188
Weyerhaeuser Co.	39,537	1,706
		68,582
Telecommunication Services – 3.1%
American Tower Corp. Class A(a)	74,600	3,223
AT&T, Inc.	1,095,950	30,720
CenturyTel, Inc.	55,873	2,023
Frontier Communications Corp.	60,384	472
JDS Uniphase Corp.(a)	42,723	352
MetroPCS Communications, Inc.(a)	51,700	395
Qwest Communications International, Inc.	273,890	1,153
Sprint Nextel Corp.(a)	527,165	1,929
Verizon Communications, Inc.	529,166	17,531
Windstream Corp.	77,313	850
		58,648
Utilities – 3.5%
AES Corp.(a)	125,095	1,665
Allegheny Energy, Inc.	33,059	776
Ameren Corp.	44,660	1,248
American Electric Power Co., Inc.	90,152	3,136
CenterPoint Energy, Inc.	74,711	1,084
CMS Energy Corp.	45,756	717
Consolidated Edison, Inc.	51,752	2,351
Constellation Energy Group, Inc.	37,314	1,312
Dominion Resources, Inc.	109,862	4,276
DTE Energy Co.	29,884	1,303

33

Duke Energy Corp.	246,020	4,234
Edison International	61,319	2,133
Entergy Corp.	34,698	2,840
Exelon Corp.	122,221	5,973
FirstEnergy Corp.	57,507	2,671
FPL Group, Inc.	78,021	4,121
Integrys Energy Group, Inc.	14,716	618
Nicor, Inc.	9,400	396
NiSource, Inc.	48,582	747
Northeast Utilities	32,000	825
Pepco Holdings, Inc.	41,700	703
PG&E Corp.	70,126	3,131
Pinnacle West Capital Corp.	20,160	737
PPL Corp.	70,875	2,290
Progress Energy, Inc.	52,481	2,152
Public Service Enterprise Group, Inc.	95,724	3,183
SCANA Corp.	21,300	803
Sempra Energy	46,286	2,591
Southern Co.	147,443	4,913
TECO Energy, Inc.	42,151	684
Wisconsin Energy Corp.	22,800	1,136
Xcel Energy, Inc.	85,351	1,811
		66,560
TOTAL COMMON STOCKS (Cost $1,337,721,650)		1,846,424

	Par Amount (000)
U.S. GOVERNMENT SECURITIES – 0.3%
United States Treasury Bill(b)(e)(f) 0.02% due 03/11/10	$4,815	$4,815
TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,814,838)		4,815

	Shares (000)
MONEY MARKET FUNDS – 1.6%
AIM Short Term Investment Prime Portfolio	29,939	29,939
Federated Money Market Obligations Trust	576	576
TOTAL MONEY MARKET FUNDS (Cost $30,514,519)		30,515
TOTAL INVESTMENTS(g)† – 99.4% (Identified Cost $1,373,051,007)		1,881,754
Other Assets in Excess of Liabilities – 0.6%		11,632
NET ASSETS – 100.0%		$1,893,386
(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

34

	Number of Contracts (000)	Unrealized Appreciation
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 03/2010	808	$547
Total unrealized appreciation on open futures contracts purchased		$547
Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2009 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/08	Shares purchased for the 12 months ended 12/31/09	Shares sold for the 12 months ended 12/31/09	Number of shares held at 12/31/09	Value at 12/31/09 (000)	Income earned for the 12 months ended 12/31/09 (000)	Realized loss on shares sold (000)
State Street Corp.	81,725	24,400	15,200	90,925	$3,959	$4	$(410)

See Notes to Financial Statements.

35

State Street Equity 500 Index Portfolio
Statement of Assets and Liabilities
December 31, 2009
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,369,546)	$1,877,795
Investments in non-controlled affiliates at market value (identified cost $3,505) (Note 4)	3,959
Total investments at market value (identified cost $1,373,051)	1,881,754
Investment securities sold	9,626
Dividends and interest	2,540
Total assets	1,893,920
Liabilities
Daily variation margin on futures contracts	461
Management fees (Note 4)	73
Total liabilities	534
Net Assets	$1,893,386

See Notes to Financial Statements.

36

State Street Equity 500 Index Portfolio
Statement of Operations
Year Ended December 31, 2009
(Amounts in thousands)

Investment Income
Interest	$102
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $2)	38,848
Dividend income — non-controlled affiliated issuer	4
Total investment income	38,954
Expenses
Management fees (Note 4)	755
Total expenses	755
Net Investment Income	$38,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(99,438)
Investments — non-controlled affiliated issuer	(410)
Futures contracts	11,628
(88,220)
Net change in net unrealized appreciation (depreciation) on:
Investments	473,799
Futures contracts	(404)
473,395
Net realized and unrealized gain	385,175
Net Increase in Net Assets Resulting from Operations	$423,374

See Notes to Financial Statements.

37

State Street Equity 500 Index Portfolio
Statements of Changes in Net Assets
(Amounts in thousands)

	For The Year Ended December 31, 2009	For The Year Ended December 31, 2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,199	$45,563
Net realized loss on investments and futures contracts	(88,220)	(19,853)
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	473,395	(897,802)
Net increase (decrease) in net assets resulting from operations	423,374	(872,092)
Capital Transactions
Contributions	267,641	288,497
Withdrawals	(319,837)	(316,574)
Net decrease in net assets from capital transactions	(52,196)	(28,077)
Net Increase (Decrease) in Net Assets	371,178	(900,169)
Net Assets
Beginning of year	1,522,208	2,422,377
End of year	$1,893,386	$1,522,208

See Notes to Financial Statements.

38

State Street Equity 500 Index Portfolio
Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$1,893,386	$1,522,208	$2,422,377	$2,766,696	$2,453,109
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.28%	2.30%	1.96%	1.94%	1.84%
Portfolio turnover rate(*)	19%	14%	12%	10%	8%
Total return(a)	26.50%	(37.02)%	5.49%	15.75%	4.87%
_____________
*	The portfolio turnover rate excludes in-kind security transactions.

(a)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

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State Street Equity 500 Index Portfolio
Notes to Financial Statements
December 31, 2009

1. Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2009, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

40

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Common Stocks	$1,846,424	$—	$––	$1,846,424
U.S. Government Securities	—	4,815	—	4,815
Money Market Funds	30,515	—	—	30,515
OTHER ASSETS:
Futures contracts	547	—	—	547
TOTAL ASSETS	$1,877,486	$4,815	$—	$1,882,301

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes:  The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2009, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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At December 31, 2009, the book cost of investments was $1,373,051,007 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $643,620,459 and $134,917,676, respectively, resulting in net appreciation of $508,702,783 for all securities as computed on a federal income tax basis.

Futures:  The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2009:

Asset Derivatives(1) (amounts in thousands)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$–	$–	$–	$547	$–	$–	$547
____________
(1)	Portfolio of Investments: Unrealized Appreciation of futures contracts.

Transactions in derivative instruments for the year ended December 31, 2009, were as follows:

Realized Gain (Loss)(1) (amounts in thousands)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$–	$–	$–	$11,628	$–	$–	$11,628

Change in Appreciation (Depreciation)(2) (amounts in thousands)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$–	$–	$–	$(404)	$–	$–	$(404)
____________
(1)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

Use of estimates:  The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

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3. Securities Transactions

For the year ended December 31, 2009, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $319,306,818 and $310,310,639, respectively.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500®Index. The market value of this investment at December 31, 2009 is listed in the Portfolio of Investments.

5. Trustees’ Fees

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.

6. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

43

State Street Equity 500 Index Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2010

44

State Street Equity 500 Index Portfolio
General Information
December 31, 2009 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2009 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.74 trillion in assets under management as of September 30, 2009, including over $163 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate and had been of good quality.

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The Trustees noted that, in view of the investment objective of the Portfolio and the available data, the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service provider with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2009, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio’s advisory fee and total expense ratio were generally lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

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Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 – present); Chairman emeritus, Children’s Hospital (1984 – present); Director, Boston Plan For Excellence (non-profit) (1994 – present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 – 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Trustee, Old Mutual South Africa Master Trust; and Trustee, Children’s Hospital, Boston, MA.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 – present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22
Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993–2009; Director, IEmily.com, Inc. 2000–present; and Trustee, National Osteoporosis Foundation 2005–2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002–2007

Interested Trustees(1)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Select Sector SPDR® Trust

Officers:

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present).	—	—

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Principal, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—

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Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004–present), Vice President State Street Global Advisors (2004–present).	—	—

David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—

Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 9/08	Vice President and Counsel (2008 – present) and Associate Counsel (2004 – 2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company.	—	—

____________
*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

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Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

49

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT
BOND FUND

ANNUAL REPORT

December 31, 2009

State Street Institutional Short-Term Tax Exempt Bond Fund

Growth of a $10,000 Investment(a)

Investment Performance(a)
For the Fiscal Year Ended December 31, 2009

	Total Return For the Year Ended December 31, 2009	Total Return Average Annualized Since Commencement of Operations (February 7, 2007)
State Street Institutional Short-Term Tax Exempt Bond Fund	3.32%	3.29%
Barclays Capital 1-Year Municipal Bond Index(b)	3.49%	4.19%
____________
(a)
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b)
Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

State Street Institutional Short-Term Tax Exempt Bond Fund

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Short-Term Tax Exempt Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund’s actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

2

Six Months Ended December 31, 2009

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,015.10	$1.02
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
____________

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund’s annualized average weighted expense ratio as of December 31, 2009 was 0.20%, which includes the Fund’s proportionate share of the expenses of the State Street Short -Term Tax Exempt Bond Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

3

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
Statement of Assets and Liabilities
December 31, 2009

Assets
Investments in corresponding Portfolio, at market value (identified cost $79,324,989) (Note 1)	$80,400,424
Receivable from Adviser (Note 3)	5,085
Prepaid expenses	1,472
Total assets	80,406,981
Liabilities
Administration and custody fees (Note 3)	235
Transfer agent fees	4,891
Professional fees	23,166
Accrued expenses and other liabilities	7,978
Total liabilities	36,270
Net Assets	$80,370,711
Net assets consist of:
Paid-in capital	$79,191,793
Undistributed net investment income	3,438
Accumulated net realized gain	100,045
Net unrealized appreciation on investments	1,075,435
Net Assets	$80,370,711
Shares of beneficial interest outstanding	7,943,426
Offering, net asset value, and redemption price per share	$10.12

See Notes to Financial Statements.

4

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
Statement of Operations

Year Ended December 31, 2009

Income and Expenses allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$2,007,664
Expense allocated from Portfolio (Note 3)	(85,551)
1,922,113
Expenses
Transfer agent fees (Note 3)	8,274
Administration and custody fees (Note 3)	37,599
Professional fees	25,511
Insurance fees	9,193
Other expenses	15,985
Total expenses	96,562
Less: Fee waivers by Investment Adviser (Note 3)	(6,132)
Total net expenses	90,430
Net Investment Income	$1,831,683
Realized and Unrealized Gain
Net realized gain allocated from Portfolio on investments	$522,710
Change in net unrealized appreciation allocated from Portfolio on investments	472,419
Net Increase in Net Assets Resulting from Operations	$2,826,812

See Notes to Financial Statements.

5

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
Statements of Changes in Net Assets

	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
Increase in Net Assets Resulting From Operations:
Net investment income	$1,831,683	$1,603,680
Net realized gain on investments	522,710	—
Change in net unrealized appreciation on investments	472,419	577,698
Net increase in net assets resulting from operations	2,826,812	2,181,378
Distributions to Shareholders from:
Net investment income	(1,831,683)	(1,603,680)
Net realized gain on investments	(422,665)	—
Total distributions	(2,254,348)	(1,603,680)
Net Increase (Decrease) from Capital Share Transactions
Shares sold	2,150,000	60,000,000
Reinvestment of distributions	2,254,345	1,603,680
Shares redeemed	(25,913,223)	(1,311,807)
Net increase (decrease) from capital share transactions	(21,508,878)	60,291,873
Net Increase (Decrease) in Net Assets	(20,936,414)	60,869,571
Net Assets
Beginning of year	101,307,125	40,437,554
End of year	$80,370,711	$101,307,125
Undistributed net investment income	$3,438	$3,438
Changes in Shares:
Shares sold	211,857	5,996,040
Reinvestment of distributions	222,215	160,214
Shares redeemed	(2,557,500)	(130,612)
Net increase (decrease) in shares	(2,123,428)	6,025,642

See Notes to Financial Statements.

6

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.06	$10.01	$10.00
Investment Operations:
Net investment income	0.22 *	0.23 *	0.31	*
Net realized and unrealized gain on investments	0.11	0.06	0.01
Total from investment operations	0.33	0.29	0.32
Less Distributions From:
Net investment income	(0.22)	(0.24)	(0.31)
Capital gains	(0.05)	—	—
Total distributions	(0.27)	(0.24)	(0.31)
Net Asset Value, End of Period	$10.12	$10.06	$10.01
Total Return(c)	3.32%	2.93%	3.29%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$80,371	$101,307	$40,438
Ratios to average net assets(b):
Gross operating expenses	0.21%	0.33%	0.46	% **
Net operating expenses	0.20%	0.20%	0.18	% **
Net investment income	2.14%	2.34%	3.51	% **
Expense waiver(d)	0.01%	0.13%	0.02	% **
Portfolio turnover rate(e)	50%	89%	31	% ***
____________
(a)	The Fund commenced operations on February 7, 2007.

(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been 0.01% lower.

(e)	Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Annualized.

***	Not annualized.

See Notes to Financial Statements.

7

State Street Institutional Short-Term Tax Exempt Bond Fund
 Notes to Financial Statements
December 31, 2009

1.  Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of December 31, 2009, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund were the only series of the Trust that had commenced operations.

The Fund invests all of its investable assets in interests of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.99% at December 31, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of December 31, 2009, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”). These differences are due in part to differing treatments for 12b-1 fees.

8

For the year ended December 31, 2009, there were no permanent differences identified and reclassified among the components of net assets.

The tax character of distributions paid to shareholders during the year ended December 31, 2009 and December 31, 2008 was as follows:

	2009	2008
Tax exempt income	$1,831,683	$1,603,680
Ordinary income	209,564	—
Long term gain	213,101	—

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$3,438
Undistributed capital gains	100,045
Unrealized appreciation	1,075,435
Total	$1,178,918

Federal income taxes – The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

At December 31, 2009, the cost of investments computed on a federal income tax basis was $79,324,989 resulting in $1,075,435 of unrealized appreciation.

The Fund has reviewed the tax positions for open years as of December 31, 2009 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years since inception through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly.

Use of estimates – The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.  Related Party Fees

The Portfolio retains SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM contractually agreed to cap the total operating expenses of the Fund (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis at 0.10% of the Fund’s average daily net assets through April 30, 2009. Effective May 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of the Fund (exclusive of interest, taxes, extraordinary expenses, distribution and shareholder servicing fees) on an annual basis at 0.25% of the Fund’s average daily net assets through April 30, 2010. For the year ended December 31, 2009, SSgA FM reimbursed the Fund $6,132 under these agreements.

9

State Street serves as the Fund’s administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,600 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund’s shareholders. The Fund accrued fees under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC (“SSGM”), an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. There are currently no eligible financial intermediaries receiving payments under the Rule 12b-1 Plan, therefore, the Fund has not accrued any 12b-1 expenses during the year ended December 31, 2009.

4.  Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5.  Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

10

State Street Institutional Short-Term Tax Exempt Bond Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Institutional Investment Trust and
Shareholders of State Street Institutional Short-Term Tax Exempt Bond Fund:

We have audited the accompanying statement of assets and liabilities of State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Short-Term Tax Exempt Bond Fund of State Street Institutional Investment Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2010

11

State Street Institutional Short-Term Tax Exempt Bond Fund
General Information (Unaudited)
December 31, 2009

Other Information

At the November 17, 2009 Board Meeting, the Board of Trustees was presented a plan to approve an investment sub-advisory agreement between SSgA FM and Nuveen Asset Management (“Nuveen”), whereby Nuveen would become the sub-adviser to the Portfolio. This plan requires shareholder approval for implementation.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the Fund’s distributions for its fiscal year ended December 31, 2009.

For the State Street Institutional Short-Term Tax Exempt Bond Fund for the year ended December 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

For the State Street Institutional Short-Term Tax Exempt Bond Fund for the year ended December 31, 2009, $213,101 is hereby designated as capital gain dividends, or, if subsequently determined to be different, the net capital gain for such year.

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2009 (the “Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) for the Fund. The Trustees also considered a proposed investment sub-advisory agreement between SSgA Funds Management, Inc. (the “Adviser”) and Nuveen Asset Management (“Nuveen”) with respect to the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”) in which the Fund invests substantially all of its assets (the “Sub-Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder short-term bond fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund’s investments, in monitoring and securing the Fund’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.74 trillion in assets under management as of September 30, 2009, including over $163 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of short-term bond products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolio and indirectly to the Fund were appropriate and had been of good quality.

12

The Trustees noted that, in view of the investment objectives of the Fund and the available data, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting, but determined that past performance was of limited significance because of the intended appointment of a sub-adviser for the Portfolio, although they did take into account the anticipated continued involvement in the management of the Portfolio of Mr. Tim Ryan.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service provider with respect to the Fund individually, and on an aggregate basis, for the year ended June 30, 2009, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Fund’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Fund’s advisory fee and expense ratio were generally lower than the average for the peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as it invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Fund. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator and custodian and with State Street Global Markets LLC, a wholly-owned subsidiary of State Street, as distributor. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

Prior to the Meeting, the Trustees received and reviewed written materials from Nuveen and the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by Nuveen, including Nuveen’s management personnel, compliance systems, and overall reputation, expertise, and resources; and (ii) the costs of the services to be provided, including the proposed allocation of the investment advisory fee/sub-advisory fee between the Advisor and Nuveen and the level of the proposed sub-advisory fee in comparison to fees charged by Nuveen to any other comparable accounts managed.

They noted that, in the meeting, representatives of the Adviser and Nuveen, along with other service providers of the Portfolio, had presented additional oral and written information regarding Nuveen’s fees and other aspects of the Sub-Advisory Agreement, including as to, among other things, Nuveen’s experience and investment philosophy and past investment performance. In considering the nature, extent, and quality of the services to be provided by Nuveen, the Trustees reviewed the portfolio management services to be provided by Nuveen. The Trustees considered the background and experience of Nuveen’s senior management and in particular Nuveen’s experience in investing in municipal securities. The Trustees noted that Nuveen would bring significant municipal securities experience to bear in managing the Portfolio. The Trustees noted that Nuveen has extensive experience in managing municipal securities, and, as of September 30, 2009, Nuveen managed more than $68.5 billion in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts. In this regard, the Trustees received and considered information regarding the aggregate performance of Nuveen’s open-end and closed-end municipal bond funds. In addition, the Trustees considered that Tim Ryan, one of the Portfolio’s current primary portfolio managers, will be joining Nuveen upon the shareholder approval of Nuveen’s sub-advisory role, bringing with him his extensive experience in managing passive municipal bond strategies. The Trustees concluded that Mr. Ryan’s experience in managing the Portfolio, coupled with Nuveen’s experience in the municipal markets, would create a strong management team for the Portfolio. In addition, the Trustees noted that they had received a report at the meeting from the Portfolio’s chief compliance officer regarding diligence undertaken with respect to Nuveen’s compliance program and related matters.

13

The Trustees also considered other services to be provided to the Portfolio by Nuveen, such as selecting broker-dealers in respect of portfolio transactions, complying with the Portfolio’s investment restrictions and the Portfolio’s policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent, and quality of the services to be provided to the Portfolio by Nuveen.

The Trustees reviewed reports describing investment advisory fees paid by other municipal bond funds and noted that the sub-advisory fee Nuveen would receive for providing services to the Portfolio under the Sub-Advisory Agreement is lower than the advisory fees investment advisers generally receive for providing services to municipal bond funds. The Trustees also considered that the sub-advisory fee would not change the overall advisory fee paid by the Portfolio. They concluded that the sub-advisory fees were reasonable and appeared to be the result of arm’s length negotiations, and that the sub-advisory fee was comparable to those of peer funds. The Trustees noted that it was too early to predict Nuveen’s future profitability from its relationship with the Portfolio, but concluded that this matter would be given consideration in the future. The Trustees determined that, in light of the fact that Nuveen’s relationship with the Portfolio is new and the fact that the Portfolio is relatively small, the Trustees will consider in the future whether any economies of scale are being realized by Nuveen and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

The Trustees also concluded that, taking into account any incidental benefits Nuveen might receive, the terms of the Sub-Advisory Agreement, including the compensation to be paid thereunder, were reasonable.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement and to approve the Sub-Advisory Agreement for the Portfolio.

14

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Master Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 – present); Chairman emeritus, Children’s Hospital (1984 – present); Director, Boston Plan For Excellence (non-profit) (1994 – present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 – 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Master Funds; Trustee, Old Mutual South Africa Master Trust; and Trustee, Children’s Hospital, Boston, MA.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 – present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22
Trustee, State Street Master Funds; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Master Funds; Treasurer, Nantucket Educational Trust, 2002 – 2007

15

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors.	22	Trustee, State Street Master Funds; and Trustee, Select Sector SPDR® Trust

Officers:

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present).	—	—

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Principal, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—
DOB: 1975

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

16

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004 – present), Vice President State Street Global Advisors (2004 – present).	—	—

David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—

Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 9/08	Vice President and Counsel (2008-present) and Associate Counsel (2004-2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company.	—	—
____________
*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

17

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent (through July 31, 2009)
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Distributor (through July 31, 2009)
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Transfer Agent (from August 1, 2009)
Boston Financial Data Services
Two Heritage Drive
North Quincy, MA 02171

Distributor (from August 1, 2009)
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Short-Term Tax Exempt Bond Fund
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

18

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
ANNUAL REPORT
December 31, 2009

19

State Street Short-Term Tax Exempt Bond Portfolio

The State Street Short-Term Tax Exempt Bond Portfolio (the “Fund”) seeks to provide federally tax-exempt current income and liquidity. The Fund is benchmarked to the Barclays Capital Municipal 1 Year Index (the “Index”).

For the 12-month period ended December 31, 2009 (the “Reporting Period”), the total return for the Fund was 3.36%, and the total return for the Index was 3.49%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund’s performance reflects the expenses of the managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the Reporting Period there were strong positive total returns within the municipal sector. Especially strong was the recovery in lower grade credits which experienced improved liquidity and dramatic spread tightening, a reversal of market conditions experienced during 2008. The BarCap Municipal High Yield Index produced a return of over 32%. The investment grade Municipal Bond Index returned nearly 13% for the year. Municipal issuers took advantage of this strong market to issue a record $409 billion during the year. Of this amount, $323 billion was tax-exempt and $84 billion was taxable. The tax-exempt issuance represents a slight decline over 2008. The taxable issuance represents a significant increase over 2008. These statistics show the huge popularity of Build America Bonds (“BABs”). BABs have not only been popular with issuers, but have helped to shore up the traditional tax-exempt market as the supply diverted to the taxable market has produced greater scarcity of traditional tax-exempts.

These returns have not gone unnoticed by investors, who plowed $78 billion into municipal bond mutual funds during 2009. Municipals benefited from the sector’s perceived relative safety and expectation that future tax rates will be higher than those that exist currently.

While the technical factors have continued to be strong in 2009, the fundamental factors continue to be weak. Tax revenues have fallen dramatically; a consequence of increased unemployment, reduced capital gains from real estate and financial transactions, and softer retail sales reducing sales tax revenue. Many of the stresses and pressures experienced by State and Local governments last fiscal year will be likely occur again this year. Nearly 40 states are currently projecting budget deficits. California has asked the Federal Government for relief and New York is digging in for what appears to be another budget fight.

Municipals not only saw rates fall during the year, but the sector outperformed Treasury debt by a wide margin. A statistic we use to measure relative performance is the ratio of Municipal yields to Treasury yields for any given maturity. A falling ratio indicates municipals are outperforming Treasuries. During 2009, these yield ratios fell across the board, indicating municipal outperformance. During this same period, the municipal yield curve steepened 173 basis points between 2 and 30 year maturities.

The Fund underperformed its benchmark by 10 basis points for the quarter and 17 basis points for the year. The Fund was short of its benchmark for much of the year and neutral last quarter. Relative to the Index, the Fund places a greater emphasis on liquidity and holds less BBB-rated securities, which performed well during the year. It is slightly overweight hospital bonds which underperformed during the quarter.

While strong for most of the year, hospital bonds were underperformers to the Index for the quarter. Among the names were: University of Pittsburgh Medical Center, Lodi Memorial Hospital, Methodist Health System, Cleveland Clinic and Peacehealth Systems. After delivering market level returns for the first three quarters of the year, the following holdings were outperformers for the fourth quarter: State University of New York, California Public Works, Penn State University and New Jersey Transit.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Investment decisions for any mutual fund are made based upon a variety of factors; therefore this discussion should not be relied on as an indication of the investment decisions for any fund managed by the Adviser.

20

State Street Short-Term Tax Exempt Bond Portfolio

Growth of a $10,000 Investment(a)

Investment Performance(a)
For the Fiscal Year Ended December 31, 2009

	Total Return For the Year Ended December 31, 2009	Total Return Average Annualized Since Commencement of Operations (February 7, 2007)
State Street Short-Term Tax Exempt Bond Portfolio	3.36%	5.18%
Barclays Capital 1-Year Municipal Bond Index(b)	3.49%	4.19%
____________
(a)
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b)
Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

21

State Street Short-Term Tax Exempt Bond Portfolio

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Portfolio’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio’s actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2009

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period*
Based on Actual Portfolio Return	$1,000.00	$1,015.20	$0.51
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51
____________
*
The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of December 31, 2009 was 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

22

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2009
General Obligations	25.15%
Miscellaneous Revenue	14.30
Lease	10.08
Pre Refunded/Escrow to Maturity	9.19
Hospital	8.83
Higher Education	8.12
General Obligation State	6.01
Transportation Revenue	4.80
Water & Sewer	3.87
Special Tax Revenue	2.67
Electricity and Power	2.58
Sales Tax Revenue	2.52
Industrial Development Revenue/Pollution Control Revenue	1.31
Cash	0.57
Total	100.00%

Maturity Ladder*	December 31, 2009
Less than 1 year	30.95%
1- 2 years	33.82
2- 3 years	35.23
Total	100.00%
____________
*	The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

23

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2009

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Market Value
TAX-EXEMPT OBLIGATIONS – 101.1%
Alaska – 3.4%
Juneau City & Boro GO Unlimited, School, Series A	4.000%	06/01/2011	$2,660,000	$2,775,816
Arizona – 2.9%
City of Casa Grande Arizona, GO Unlimited, INS: FSA	3.500%	07/01/2010	1,000,000	1,015,430
Pinal County Union High School District No. 82 Casa Grande GO Unlimited, School Improvement – Project of 2006, Series B	4.000%	07/01/2010	1,300,000	1,320,332
				2,335,762
California – 10.2%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 – A	4.000%	04/01/2012	1,260,000	1,299,425
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	1,000,000	1,026,560
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes(a)	0.000%	12/01/2012	2,500,000	2,263,700
Golden Empire Schools Financing Authority California Lease Revenue Bonds, Kern High School District	4.000%	05/01/2010	1,500,000	1,510,320
Irvine Unified School District Special Tax Community Facilities Distric No. 86-1	5.000%	09/01/2012	1,460,000	1,574,537
San Bernardino County Transportation Authority Revenue Bonds, Notes – Series A	4.000%	05/01/2012	500,000	524,285
				8,198,827
Colorado – 1.5%
Regional Transportation District, COP, Series A, INS: NPFGC	5.000%	06/01/2011	1,165,000	1,231,090
Delaware – 1.3%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	1,000,000	1,079,570
Florida – 2.7%
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	2,000,000	2,169,440
Georgia – 1.2%
Macon Water Authority & Sewage Revenue Bonds	4.000%	10/01/2010	980,000	1,006,783
Illinois – 4.8%
Chicago Park District, Personal Property Replacement, Series D, GO Unlimited	5.000%	01/01/2011	1,000,000	1,042,590
City of Chicago GO Unlimited, Series B, INS: AMBAC	5.000%	01/01/2011	1,620,000	1,687,182
State of Illinois, First Series, GO Unlimited, INS: FSA	5.250%	05/01/2010	1,075,000	1,091,372
				3,821,144
Iowa – 2.6%
Waterloo Community School District School Revenue Bonds, Antic Notes	3.750%	05/01/2012	2,000,000	2,071,900
Louisiana – 2.5%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	2,000,000	2,035,780
Maryland – 0.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical Systems, Series F	4.000%	07/01/2010	310,000	314,681
Michigan – 1.8%
Central Michigan University Revenue Bonds	5.000%	10/01/2012	1,315,000	1,424,987
Montana – 0.8%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	605,000	620,119
Nevada – 6.1%
Clark County Nevada, Bond Bank, GO Limited, INS: FGIC(b)	5.000%	06/01/2011	2,000,000	2,124,760
Clark County School District GO Limited, Limited Tax-Building, Series A	5.000%	06/15/2010	2,700,000	2,752,542
				4,877,302

24

New Jersey – 3.6%
New Jersey Economic Development Authority Revenue Bonds, School Facilities Construction, Series Y	5.000%	09/01/2010	850,000	875,058
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	1,860,000	2,015,366
				2,890,424
New Mexico – 1.9%
State of New Mexico Severance Tax Revenue Bonds, Series A-2	3.000%	07/01/2010	1,500,000	1,519,515
New York – 14.3%
City of New York GO Unlimited, Subseries B-1	4.000%	09/01/2011	2,000,000	2,104,860
City of New York, Series F, GO Unlimited	5.000%	08/01/2010	1,000,000	1,026,190
Nassau County GO Unlimited, Improvement, Series F, INS: FSA(b)	6.500%	03/01/2010	500,000	504,760
Nassau County GO Unlimited, Improvement, Series F, INS: FSA(b)	6.500%	03/01/2010	500,000	504,760
New York City Transitional Finance Authority Aid Revenue Bonds, Series S-2	5.000%	01/15/2011	1,500,000	1,549,770
New York State Dormitory Authority Revenue Bonds, Series B(c)	5.250%	05/15/2012	2,000,000	2,176,020
New York State Thruway Authority Revenue Notes, Antic Notes	4.000%	07/15/2011	500,000	522,645
New York State Thruway Authority Service Contract Revenue Bonds, Bridge Service Contract	3.000%	04/01/2010	750,000	754,433
Tobacco Settlement Financing Authority Revenue Bonds, Asset Backed, Series B	5.000%	06/01/2010	2,290,000	2,331,220
				11,474,658
North Carolina – 5.6%
Mecklenburg County North Carolina, Public Improvement, Series A, GO Unlimited	4.500%	04/01/2011	2,305,000	2,421,979
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series D	5.375%	01/01/2011	2,000,000	2,077,980
				4,499,959
Ohio – 1.3%
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	1,000,000	1,042,530
Pennsylvania – 7.5%
Allegheny County Pennsylvania HDA Revenue Bonds, University of Pittsburgh Medical Center, Series B	5.000%	06/15/2011	1,000,000	1,047,230
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	1,980,000	2,139,410
Lehigh County Pennsylvania General Purpose Hospital Revenue Bonds, Lehigh Valley Health Network, Series A, INS: FSA	4.000%	07/01/2010	800,000	813,024
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	1,860,000	2,033,798
				6,033,462
South Carolina – 2.6%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	2,000,000	2,126,940
Texas – 11.3%
County of Williamson Texas, GO Unlimited, INS: FSA(b)	5.300%	02/15/2012	2,500,000	2,743,575
Frisco Independent School District, GO Unlimited, INS: PSF GTD	6.500%	08/15/2012	1,000,000	1,143,190
Harris County Cultural Education Facilities Finance Corp Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	2,000,000	2,159,140
Texas A&M University Revenue Bonds, Financing System	3.700%	05/15/2011	1,000,000	1,041,310
Texas State Public Finance Authority Revenue Bonds, INS: FGIC	4.000%	02/01/2011	1,955,000	2,027,882
				9,115,097
Virginia – 3.9%
Commonwealth of Virginia, Series B, GO Unlimited	5.000%	06/01/2011	1,655,000	1,760,424
Virginia State Public School Authority Revenue Bonds, Series VII	5.000%	04/15/2011	1,290,000	1,364,020
				3,124,444
Washington – 3.0%
Tacoma Washington Electrical Systems Revenue Bonds, Series A, INS: FSA(b)	5.750%	01/01/2011	1,500,000	1,595,085
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	795,000	830,688
				2,425,773

25

Wisconsin – 3.9%
South Milwaukee Wisconsin Promissory Notes, GO Unlimited, INS: MBIA	4.375%	06/01/2010	1,000,000	1,015,900
State of Wisconsin GO Unlimited, Series C	4.000%	05/01/2011	2,000,000	2,089,220
				3,105,120
TOTAL TAX-EXEMPT OBLIGATIONS (Cost $80,245,677)				81,321,123
MONEY MARKET FUND – 0.6%			Shares
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)(d)(e)			470,577	470,577
TOTAL MONEY MARKET FUND (Cost $470,577)				470,577
TOTAL INVESTMENTS(f)† – 101.7% (Cost $80,716,254)				81,791,700
Liabilities in Excess of Assets – (1.7)%				(1,390,199)
NET ASSETS – 100.0%				$80,401,501
____________
(a)	Zero-coupon bond – Interest rate represents current yield maturity.

(b)	Date shown is pre-refunded date.

(c)	Floating Rate Note – Interest rate shown is rate in effect at December 31, 2009.

(d)	Affiliated issuer. See table that follows for more information.

(e)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(f)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

26

Acronym	Name
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
HDA	Hospital Development Authority
INS	Insured
MBIA	Municipal Bond Investors Assurance
NPFGC	National Public Finance Guarantee Corporation
PSF	Permanent School Fund

Affiliate Table

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at December 31, 2009 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/08	Shares purchased for the 12 months ended 12/31/09	Shares sold for the 12 months ended 12/31/09	Number of shares held at 12/31/09	Value at 12/31/09	Income earned for the 12 months ended 12/31/09	Realized gain on shares sold
State Street Institutional Tax Free Money Market Fund, Institutional Shares	10,110,420	31,715,209	41,355,052	470,577	$470,577	$19,201	$—

27

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009

Assets
Investments in unaffiliated issuers at market value (identified cost $80,245,677)	$81,321,123
Investments in non-controlled affiliates at market value (identified cost $470,577) (Note 4)	470,577
Total investments at market value (identified cost $80,716,254)	81,791,700
Interest receivable	893,803
Receivable from advisor (Note 4)	2,883
Prepaid expenses	1,472
Total assets	82,689,858
Liabilities
Investment securities purchased	2,236,675
Management fee (Note 4)	6,802
Administration and custody fees (Note 4)	1,121
Professional fees	42,546
Accrued expenses and other liabilities	1,213
Total liabilities	2,288,357
Net Assets	$80,401,501

28

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2009

Investment Income
Interest	$1,988,488
Dividend income – non-controlled affiliated issuer	19,201
Total investment income	2,007,689
Expenses
Management fees (Note 4)	85,551
Professional fees	52,058
Administration and custody fees (Note 4)	16,372
Trustee’s fees (Note 5)	12,160
Insurance fees	9,427
Printing fees	1,033
Other expenses	97
Total expenses	176,698
Less: Fee waivers by Investment Advisor (Note 4)	(91,146)
Total net expenses	85,552
Net Investment Income	$1,922,137
Realized and Unrealized Gain
Net realized gain on investments	$522,717
Net change in net unrealized appreciation on investments	472,423
Net Increase in Net Assets Resulting from Operations	$2,917,277

29

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For The Year Ended December 31, 2009	For The Year Ended December 31, 2008
Increase (Decrease) in Net Assets From:
Operations
Net investment income	$1,922,137	$1,672,162
Net realized gain on investments	522,717	—
Net change in net unrealized appreciation on investments	472,423	577,705
Net increase in net assets from operations	2,917,277	2,249,867
Capital Transactions
Contributions	2,164,305	60,026,469
Withdrawals	(26,009,977)	(1,413,816)
Net increase (decrease) in net assets from capital transactions	(23,845,672)	58,612,653
Net Increase (Decrease) in Net Assets	(20,928,395)	60,862,520
Net Assets
Beginning of year	101,329,896	40,467,376
End of year	$80,401,501	$101,329,896

30

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/2007(c)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$80,402	$101,330	$40,467
Ratios to average net assets:
Gross operating expenses	0.21%	0.23%	0.35	%*
Net operating expenses(a)	0.10%	0.10%	0.10	%*
Net investment income(a)	2.25%	2.44%	3.58	%*
Portfolio turnover rate	50%	89%	31	%**
Total return(b)	3.36%	3.04%	3.33%
____________
(a)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been 0.11% lower.

(b)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(c)	The Portfolio commenced operations on February 7, 2007.

*	Annualized.

**	Not annualized.

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State Street Short-Term Tax Exempt Bond Portfolio
 Notes to Financial Statements
December 31, 2009

1.  Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”). The Portfolio commenced operations on February 7, 2007. At December 31, 2009, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Short-Term Tax Exempt Bond Portfolio’s investment objective is to seek to provide federally tax-exempt current income and liquidity. The Portfolio invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Portfolio is not a money market fund, and it is expected that the Portfolio will be managed in such a way that a feeder fund’s net asset value per share will fluctuate. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money by investing in the Portfolio.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2009, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TAX-EXEMPT OBLIGATIONS	$—	$81,321,123	$–	$81,321,123
MONEY MARKET FUND	470,577	—	—	470,577
TOTAL INVESTMENTS	$470,577	$81,321,123	$—	$81,791,700

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2009, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years since inception through 2009 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2009, the book cost of investments was $80,716,254 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,094,841 and $19,395, respectively, resulting in net appreciation of $1,075,446 for all securities as computed on a federal income tax basis.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.  Securities Transactions

For the year ended December 31, 2009, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $41,541,173 and $43,855,629, respectively.

4.  Related Party Fees

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio’s average daily net assets. The Adviser contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio’s average daily net assets through April 30, 2010. For the year ended December 31, 2009, the Adviser reimbursed the Portfolio $91,146 under this agreement.

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State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 Million	0.03%
Thereafter	0.02%
Minimum annual fee per Portfolio	$150,000

Effective August 1, 2009, the annual fees paid by the Trust to State Street for its services as administrator, custodian, and transfer agent for the Portfolios were revised as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

5.  Trustees’ Fees

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6.  Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.  Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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State Street Short-Term Tax Exempt Bond Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Short-Term Tax Exempt Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Short-Term Tax Exempt Bond Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Short-Term Tax Exempt Bond Portfolio of State Street Master Funds at December 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2010

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State Street Short-Term Tax Exempt Bond Portfolio
General Information (Unaudited)
December 31, 2009

Other Information

At the November 17, 2009 Board Meeting, the Board of Trustees was presented a plan to approve an investment sub-advisory agreement between SSgA FM and Nuveen Asset Management (“Nuveen”), whereby Nuveen would become the sub-adviser to the Portfolio. This plan requires shareholder approval for implementation.

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2009 (the “Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) for the Portfolio. The Trustees also considered a proposed investment sub-advisory agreement between SSgA Funds Management, Inc. (the “Adviser”) and Nuveen Asset Management (“Nuveen”) with respect to the Portfolio (the “Sub-Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a short-term bond fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.74 trillion in assets under management as of September 30, 2009, including over $163 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of short-term bond products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

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The Trustees noted that, in view of the investment objectives of the Portfolio and the available data, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting, but determined that past performance was of limited significance because of the intended appointment of a sub-adviser for the Portfolio, although they did take into account the anticipated continued involvement in the management of the Portfolio by Mr. Tim Ryan.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service provider with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2009, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Portfolio’s advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio’s advisory fees and total expense ratios were lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fees itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

The Trustees also considered an amendment to the Advisory Agreement intended to clarify that appointment of a sub-adviser for the Portfolio would be permissible under the Agreement. The amendment had been suggested in connection with the proposed appointment of Nuveen as sub-adviser for the Portfolio. The Trustees determined that the amendment would be appropriate.

Prior to the Meeting, the Trustees received and reviewed written materials from Nuveen and the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by Nuveen, including Nuveen’s management personnel, compliance systems, and overall reputation, expertise, and resources; and (ii) the costs of the services to be provided, including the proposed allocation of the investment advisory fee/sub-advisory fee between the Advisor and Nuveen and the level of the proposed sub-advisory fee in comparison to fees charged by Nuveen to any other comparable accounts managed.

They noted that, in the meeting, representatives of the Adviser and Nuveen, along with other service providers of the Portfolio, had presented additional oral and written information regarding Nuveen’s fees and other aspects of the Sub-Advisory Agreement, including as to, among other things, Nuveen’s experience and investment philosophy and past investment performance. In considering the nature, extent, and quality of the services to be provided by Nuveen, the Trustees reviewed the portfolio management services to be provided by Nuveen. The Trustees considered the background and experience of Nuveen’s senior management and in particular Nuveen’s experience in investing in municipal securities. The Trustees noted that Nuveen would bring significant municipal securities experience to bear in managing the Portfolio. The Trustees noted that Nuveen has extensive experience in managing municipal securities, and, as of September 30, 2009, Nuveen managed more than $68.5 billion in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts. In this regard, the Trustees received and considered information regarding the aggregate performance of Nuveen’s open-end and closed-end municipal bond funds. In addition, the Trustees considered that Tim Ryan, one of the Portfolio’s current primary portfolio managers, will be joining Nuveen upon the shareholder approval of Nuveen’s sub-advisory role, bringing with him his extensive experience in managing passive municipal bond strategies. The Trustees concluded that Mr. Ryan’s experience in managing the Portfolio, coupled with Nuveen’s experience in the municipal markets, would create a strong management team for the Portfolio. In addition, the Trustees noted that they had received a report at the meeting from the Portfolio’s chief compliance officer regarding diligence undertaken with respect to Nuveen’s compliance program and related matters.

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The Trustees also considered other services to be provided to the Portfolio by Nuveen, such as selecting broker-dealers in respect of portfolio transactions, complying with the Portfolio’s investment restrictions and the Portfolio’s policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent, and quality of the services to be provided to the Portfolio by Nuveen.

The Trustees reviewed reports describing investment advisory fees paid by other municipal bond funds and noted that the sub-advisory fee Nuveen would receive for providing services to the Portfolio under the Sub-Advisory Agreement is lower than the advisory fees investment advisers generally receive for providing services to municipal bond funds. The Trustees also considered that the sub-advisory fee would not change the overall advisory fee paid by the Portfolio. They concluded that the sub-advisory fees were reasonable and appeared to be the result of arm’s length negotiations, and that the sub-advisory fee was comparable to those of peer funds. The Trustees noted that it was too early to predict Nuveen’s future profitability from its relationship with the Portfolio, but concluded that this matter would be given consideration in the future. The Trustees determined that, in light of the fact that Nuveen’s relationship with the Portfolio is new and the fact that the Portfolio is relatively small, the Trustees will consider in the future whether any economies of scale are being realized by Nuveen and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

The Trustees also concluded that, taking into account any incidental benefits Nuveen might receive, the terms of the Sub-Advisory Agreement, including the compensation to be paid thereunder, were reasonable.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement, and the proposed amendment to the Advisory Agreement, and to approve the Sub-Advisory Agreement.
Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 – present); Chairman emeritus, Children’s Hospital (1984 – present); Director, Boston Plan For Excellence (non-profit) (1994 – present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 – 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Trustee, Old Mutual South Africa Master Trust; and Trustee, Children’s Hospital, Boston, MA.

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Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 – present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22
Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005-2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002-2007

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Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Select Sector SPDR® Trust

Officers:
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 -- present).	—	—

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 9/09	Principal, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004 – present), Vice President State Street Global Advisors (2004-present).	—	—

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David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—
Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 09/08	Vice President and Counsel (2008-present) and Associate Counsel (2004-2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company.	—	—
____________
*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

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Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Short-Term Tax Exempt Bond Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

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Item 2.  Code of Ethics.

As of the end of the period, December 31, 2009, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).  The Trust has not made any amendments to its code of ethics during the covered period.  The Trust has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee:  Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence.  Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements  were $89,600 and $89,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2009 and December 31, 2008, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2009 and December 31, 2008 were $37,630 and $37,630, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2009 and December 31, 2008, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2009 and December 31, 2008, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.
The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust.  The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals.  Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.
The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee.  Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser.  The Audit Committee must be informed of each service entered into pursuant to the policies and procedures.  A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:  (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons.  The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust.  It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

Application of De Minimis Exception:  The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $9,300,000 and $5,600,000, respectively.

(h)
E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.  Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a)  Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)       Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)       Not applicable to the Registrant.

(b)           Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ James E. Ross
James E. Ross
President

Date:	March 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President (Principal Executive Officer)

Date:	March 9, 2010

By:	/s/ Gary L. French
Gary L. French
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2010